UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-00945

                         Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                          Greenfield, MA  01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                  Hartford, CT  06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Contrarian Value Fund*

Virtus Growth & Income Fund*

Virtus Mid-Cap Core Fund*

Virtus Mid-Cap Growth Fund*

Virtus Quality Large-Cap Value Fund*

Virtus Quality Small-Cap Fund*

Virtus Small-Cap Core Fund

Virtus Small-Cap Sustainable Growth Fund*

Virtus Strategic Growth Fund*

Virtus Tactical Allocation Fund

September 30, 2015 TRUST NAME: VIRTUS EQUITY TRUST * Prospectus supplement applicable to these Funds appears at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semi-annual report that reviews the performance of your fund for the six months ended September 30, 2015.

During this period, global equity markets were challenged by falling oil prices, China’s economic slowdown, Greece’s debt crisis, and the growing likelihood of an interest rate hike by the Federal Reserve (the “Fed”). Volatility took its toll on major U.S. equity indices for the six months ended September 30, 2015. The large-cap S&P 500® Index and Dow Jones Industrial AverageSM declined 6.18% and 7.25%, respectively, while the technology-heavy NASDAQ Composite Index® lost 5.20%. By comparison, international equities were down even further, with emerging markets hit particularly hard.

Against this backdrop, U.S. Treasuries remained an attractive “safe haven” among global investors. The bellwether 10-year U.S. Treasury yield was 2.06% at September 30, 2015, not far from its 1.94% yield at March 31, 2015. Fixed income assets experienced slight losses in anticipation of the Fed’s stated intention to raise interest rates by the end of 2015. The Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 0.47% for the six months ended September 30, 2015, while non-investment grade bonds underperformed, with the Barclays U.S. Corporate High Yield Bond Index down 4.86% for the same period.

The strength of the global economy will likely remain a main concern for the markets in the months ahead. Actions by the Fed and other global central banks will be watched with great interest. Following the weak start to the year, the U.S. economy has exhibited growth over the last two quarters – including stronger jobs, housing, and consumer spending data – and gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty serves as a constant reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may provide a cushion against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at www.Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2015

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of April 1, 2015 to September 30, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Contrarian Value Fund
Actual
Class A	$1,000.00	$837.60	1.41%	$6.48
Class C	1,000.00	834.30	2.16	9.91
Class I	1,000.00	838.50	1.16	5.33
Class R6	1,000.00	839.20	0.99	4.55
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.41	7.14
Class C	1,000.00	1,014.07	2.16	10.94
Class I	1,000.00	1,019.13	1.16	5.87
Class R6	1,000.00	1,019.99	0.99	5.01
Growth & Income Fund
Actual
Class A	$1,000.00	$963.00	1.25%	$6.13
Class C	1,000.00	958.90	2.00	9.79
Class I	1,000.00	963.90	1.00	4.91
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.67	1.25	6.33
Class C	1,000.00	1,014.88	2.00	10.13
Class I	1,000.00	1,019.94	1.00	5.06
Mid-Cap Core Fund
Actual
Class A	$1,000.00	$902.40	1.35%	$6.42
Class C	1,000.00	899.00	2.10	9.97
Class I	1,000.00	903.60	1.10	5.23
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.17	1.35	6.83
Class C	1,000.00	1,014.37	2.10	10.63
Class I	1,000.00	1,019.43	1.10	5.57
Mid-Cap Growth Fund
Actual
Class A	$1,000.00	$896.10	1.40%	$6.64
Class B	1,000.00	892.80	2.15	10.17
Class C	1,000.00	892.80	2.15	10.17
Class I	1,000.00	897.30	1.15	5.45
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.91	1.40	7.09
Class B	1,000.00	1,014.12	2.15	10.88
Class C	1,000.00	1,014.12	2.15	10.88
Class I	1,000.00	1,019.18	1.15	5.82
Quality Large-Cap Value Fund
Actual
Class A	$1,000.00	$890.00	1.35%	$6.38
Class C	1,000.00	886.90	2.10	9.91
Class I	1,000.00	891.20	1.10	5.20
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.17	1.35	6.83
Class C	1,000.00	1,014.37	2.10	10.63
Class I	1,000.00	1,019.48	1.10	5.58

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of April 1, 2015 to September 30, 2015

Expense Table
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Quality Small-Cap Fund
Actual
Class A	$1,000.00	$905.10	1.30%	$6.19
Class C	1,000.00	901.20	2.05	9.74
Class I	1,000.00	906.00	1.05	5.00
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.42	1.30	6.58
Class C	1,000.00	1,014.62	2.05	10.38
Class I	1,000.00	1,019.68	1.05	5.32
Small-Cap Core Fund
Actual
Class A	$1,000.00	$904.80	1.37%	$6.52
Class C	1,000.00	901.30	2.12	10.08
Class I	1,000.00	905.80	1.12	5.34
Class R6	1,000.00	906.70	0.98	4.67
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.06	1.37	6.94
Class C	1,000.00	1,014.27	2.12	10.73
Class I	1,000.00	1,019.33	1.12	5.67
Class R6	1,000.00	1,020.04	0.98	4.96
Small-Cap Sustainable Growth Fund
Actual
Class A	$1,000.00	$882.10	1.50%	$7.06
Class C	1,000.00	878.80	2.25	10.57
Class I	1,000.00	883.20	1.25	5.89
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.41	1.50	7.59
Class C	1,000.00	1,013.61	2.25	11.39
Class I	1,000.00	1,018.67	1.25	6.33
Strategic Growth Fund
Actual
Class A	$1,000.00	$943.00	1.28%	$6.22
Class B	1,000.00	939.60	2.03	9.84
Class C	1,000.00	940.40	2.04	9.90
Class I	1,000.00	944.20	1.03	5.01
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.52	1.28	6.48
Class B	1,000.00	1,014.72	2.03	10.28
Class C	1,000.00	1,014.67	2.04	10.33
Class I	1,000.00	1,019.79	1.03	5.21
Tactical Allocation Fund
Actual
Class A	$1,000.00	$916.30	1.31%	$6.28
Class B	1,000.00	913.60	2.06	9.86
Class C	1,000.00	913.70	2.06	9.86
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.37	1.31	6.63
Class B	1,000.00	1,014.57	2.06	10.43
Class C	1,000.00	1,014.57	2.06	10.43

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses~~,~~ or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

SPDR®

Represents shares of an open-end exchange-traded fund.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS EQUITY TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

SEPTEMBER 30, 2015 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2015.

Contrarian Value Fund

Materials	31%
Industrials	25
Consumer Discretionary	14
Energy	12
Consumer Staples	9
Financials	4
Utilities	4
Other (includes short-term investments)	1

Total	100%

Growth & Income Fund

Consumer Discretionary	9%
Utilities	9
Consumer Staples	9
Information Technology	8
Other (includes short-term investments)	65

Total	100%

Mid-Cap Core Fund

Industrials	27%
Consumer Discretionary	17
Health Care	16
Information Technology	14
Financials	12
Consumer Staples	6
Materials	3
Other (includes short-term investments and securities lending collateral)	5

Total	100%

Mid-Cap Growth Fund

Information Technology	30%
Consumer Discretionary	22
Health Care	14
Consumer Staples	13
Industrials	9
Financials	5
Energy	5
Other (includes short-term investments and securities lending collateral)	2

Total	100%

Quality Large-Cap Value Fund

Financials	23%
Health Care	17
Consumer Discretionary	12
Industrials	11
Consumer Staples	10
Information Technology	10
Energy	6
Other (includes short-term investments and securities lending collateral)	11

Total	100%

Quality Small-Cap Fund

Information Technology	29%
Industrials	20
Financials	20
Consumer Discretionary	11
Consumer Staples	8
Utilities	4
Health Care	3
Other (includes short-term investments)	5

Total	100%

Small-Cap Core Fund

Industrials	26%
Information Technology	25
Financials	18
Health Care	9
Energy	8
Consumer Discretionary	7
Consumer Staples	4
Other (includes short-term investments)	3

Total	100%

Small-Cap Sustainable Growth Fund

Information Technology	36%
Industrials	15
Health Care	12
Consumer Discretionary	10
Financials	10
Consumer Staples	8
Materials	4
Other (includes short-term investments)	5

Total	100%

Strategic Growth Fund

Information Technology	35%
Consumer Discretionary	25
Health Care	16
Consumer Staples	12
Industrials	4
Energy	3
Materials	2
Other (includes short-term investments and securities lending collateral)	3

Total	100%

Tactical Allocation Fund

Common Stocks		60%
Financials	13%
Consumer Discretionary	13
Health Care	10
Information Technology	8
All other sectors	16
Corporate Bonds and Notes		21
Mortgage-Backed Securities		6
Loan Agreements		4
Asset-Backed Securities		2
Other (includes short-term investments and securities lending collateral)		7

		100%

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—13.7%
Big Lots, Inc.	186,580	$8,941
Mattel, Inc.	319,830	6,736
Target Corp.	162,030	12,745
TJX Cos., Inc.	176,950	12,638

		41,060

Consumer Staples—9.1%
ConAgra Foods, Inc.	404,150	16,372
Koninklijke Ahold NV Sponsored ADR	563,299	10,979

		27,351

Energy—12.3%
Devon Energy Corp.	179,740	6,667
Nabors Industries Ltd.	984,602	9,304
Occidental Petroleum Corp.	130,540	8,635
ONEOK, Inc.	380,190	12,242

		36,848

Financials—4.2%
Weyerhaeuser Co. REIT	465,450	12,725

Industrials—24.9%
HD Supply Holdings, Inc.(2)	349,660	10,007
Hertz Global Holdings, Inc.(2)	655,670	10,969
Owens Corning, Inc.	284,320	11,916
Raytheon Co.	127,680	13,950
Republic Services, Inc.	239,672	9,875
SPX Corp.	184,040	2,194
SPX Flow, Inc.(2)	184,040	6,337
USG Corp.(2)	357,140	9,507

		74,755

	SHARES	VALUE
Materials—30.7%
Alcoa, Inc.	1,099,860	$10,625
Allegheny Technologies, Inc.	400,040	5,672
Ball Corp.	102,430	6,371
Crown Holdings, Inc.(2)	259,940	11,892
Dow Chemical Co. (The)	289,000	12,254
FMC Corp.	228,180	7,738
Freeport-McMoRan Copper & Gold, Inc.	620,270	6,010
International Paper Co.	314,180	11,873
Owens-Illinois, Inc.(2)	640,110	13,263
Sealed Air Corp.	137,440	6,443

		92,141

Utilities—4.2%
Dominion Resources, Inc.	178,800	12,584
TOTAL COMMON STOCKS (Identified Cost $258,845)		297,464
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $258,845)		297,464

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Fund—1.1%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	3,253,194	3,253
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,253)		3,253
TOTAL INVESTMENTS—100.2% (Identified Cost $262,098)		300,717	(1)
Other assets and liabilities, net—(0.2)%		(716)

NET ASSETS—100.0%		$300,001

Abbreviation:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	93%
Netherlands	4
Bermuda	3
Total	100%
† % of total investments as of September 30, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$297,464	$297,464
Short-Term Investments	3,253	3,253

Total Investments	$300,717	$300,717

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—99.3%
Consumer Discretionary Select Sector SPDR Fund	169,948	$12,620
Consumer Staples Select Sector SPDR Fund	261,822	12,355
PowerShares S&P 500 Low Volatility Portfolio	1,509,157	54,269
Technology Select Sector SPDR Fund	288,395	11,392
Utilities Select Sector SPDR Fund	289,136	12,517
Vanguard S&P 500 ETF(3)	229,113	40,258
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $148,747)		143,411

PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index Fund expiration 10/02/15 strike price $2,165.00	396	0
S&P 500® Index Fund expiration 10/09/15 strike price $2,130.00	445	0

		0

Put Options—0.1%
S&P 500® Index Fund expiration 10/02/15 strike price $1,760.00	396	6

	SHARES	VALUE
Put Options—continued
S&P 500® Index Fund expiration 10/09/15 strike price $1,760.00	445	$67

		73
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $159)		73
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $148,906)		143,484

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Fund—0.8%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	1,168,471	1,168
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,168)		1,168
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.2%
(Identified Cost $150,074)		144,652 (1)

	CONTRACTS
WRITTEN OPTIONS—(0.3)%

CALL OPTIONS—(0.0)%
S&P 500® Index Fund expiration 10/02/15 strike price $2,090.00	396	(2)
S&P 500® Index Fund expiration 10/09/15 strike price $2,065.00	445	(4)

		(6)

	CONTRACTS	VALUE
Put Options—(0.3)%
S&P 500® Index Fund expiration 10/02/15 strike price $1,835.00	396	$(59)
S&P 500® Index Fund expiration 10/09/15 strike price $1,825.00	445	(298)

		(357)
TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received ($408))		(363)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.9%
(Identified Cost $149,666)		144,289
Other assets and liabilities, net—0.1%		124

NET ASSETS—100.0%		$144,413

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.
(3)	All or a portion segregated as collateral for written options.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$143,411	$143,411
Purchased Options	73	73
Short-Term Investments	1,168	1,168

Total Investments	$144,652	$144,652

Liabilities:
Equity Securities:
Written Options	$(363)	$(363)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.9%

Consumer Discretionary—17.4%
Advance Auto Parts, Inc.	3,877	$735
Dick’s Sporting Goods, Inc.	20,526	1,018
Ross Stores, Inc.	23,404	1,134
TripAdvisor, Inc.(2)	16,334	1,029
Wynn Resorts Ltd.	11,700	622

		4,538

Consumer Staples—5.9%
Church & Dwight Co., Inc.	6,566	551
Monster Beverage Corp.(2)	7,335	991

		1,542

Energy—2.1%
Core Laboratories N.V.(3)	5,407	540

Financials—12.2%
First Cash Financial Services, Inc.(2)	17,834	715
RLI Corp.	13,172	705
Signature Bank(2)	9,274	1,276
T. Rowe Price Group, Inc.	6,795	472

		3,168

Health Care—16.0%
Cooper Companies, Inc.	5,658	842
Edwards Lifesciences Corp.(2)	7,696	1,094
Sirona Dental Systems, Inc.(2)	13,309	1,242
Zoetis, Inc.	24,339	1,003

		4,181

Industrials—27.2%
Equifax, Inc.	8,124	790

	SHARES	VALUE
Industrials—continued
Expeditors International of Washington, Inc.	20,029	$943
Exponent, Inc.	20,497	913
Graco, Inc.	11,895	797
Nordson Corp.	15,020	945
Rockwell Collins, Inc.	13,298	1,088
Towers Watson & Co. Class A	6,454	758
WABCO Holdings, Inc.(2)	8,185	858

		7,092

Information Technology—13.9%
Amphenol Corp. Class A	19,162	976
ANSYS, Inc.(2)	10,879	959
Intuit, Inc.	8,001	710
Skyworks Solutions, Inc.	11,531	971

		3,616

Materials—3.2%
International Flavors & Fragrances, Inc.	7,984	824
TOTAL COMMON STOCKS (Identified Cost $25,909)		25,501
TOTAL LONG TERM INVESTMENTS—97.9%
(Identified Cost $25,909)		25,501

SHORT-TERM INVESTMENTS—2.1%

Money Market Mutual Fund—2.1%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	553,257	553
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $553)		553

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—2.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.160%)(4)	519,659	$520
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $520)		520
TOTAL INVESTMENTS—102.0% (Identified Cost $26,982)		26,574	(1)
Other assets and liabilities, net—(2.0)%		(514)

NET ASSETS—100.0%		$26,060

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$25,501	$25,501
Securities Lending Collateral	520	520
Short-Term Investments	553	553

Total Investments	$26,574	$26,574

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

See Notes to Financial Statements

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—22.7%
Capella Education Co.	21,790	$1,079
Ctrip.Com International Ltd. ADR(2)	19,180	1,212
Discovery Communications, Inc. Class A(2)	53,640	1,396
Domino’s Pizza, Inc.	23,305	2,515
Morningstar, Inc.	23,490	1,885
Netflix, Inc.(2)	28,530	2,946
Pool Corp.	30,200	2,184
Ross Stores, Inc.	35,265	1,709
TripAdvisor, Inc.(2)	22,530	1,420
Under Armour, Inc. Class A(2)	13,610	1,317
Wynn Resorts Ltd.	15,025	798

		18,461

Consumer Staples—13.6%
Brown-Forman Corp. Class B	24,620	2,386
Chefs’ Warehouse, Inc. (The)(2)	72,690	1,029
McCormick & Co., Inc.	22,830	1,876
Mead Johnson Nutrition Co.	23,960	1,687
Monster Beverage Corp.(2)	30,090	4,066

		11,044

Energy—4.7%
Cabot Oil & Gas Corp.	47,365	1,035
Cameron International Corp.(2)	28,850	1,769
Core Laboratories N.V.(3)	10,425	1,041

		3,845

Financials—5.0%
Financial Engines, Inc.	39,490	1,164
MarketAxess Holdings, Inc.	21,975	2,041
Northern Trust Corp.	13,015	887

		4,092

	SHARES	VALUE
Health Care—13.7%
BioMarin Pharmaceutical, Inc.(2)	15,100	$1,590
Cerner Corp.(2)	44,600	2,674
Medidata Solutions, Inc.(2)	32,450	1,367
Medivation, Inc.(2)	16,315	693
Perrigo Co. plc	8,220	1,293
Sirona Dental Systems, Inc.(2)	21,545	2,011
Zoetis, Inc.	37,995	1,565

		11,193

Industrials—8.8%
Middleby Corp. (The)(2)	13,850	1,457
Proto Labs, Inc.(2)	22,585	1,513
Roper Technologies, Inc.	14,285	2,238
Stericycle, Inc.(2)	13,980	1,948

		7,156

Information Technology—30.6%
Amphenol Corp. Class A	47,490	2,420
ANSYS, Inc.(2)	11,100	978
CoStar Group, Inc.(2)	11,280	1,952
Ellie Mae, Inc.(2)	46,915	3,123
First Solar, Inc.(2)	16,980	726
Fleetmatics Group plc(2)	33,125	1,626
Gartner, Inc.(2)	28,355	2,380
HomeAway, Inc.(2)	67,565	1,793
MercadoLibre, Inc.	21,675	1,974
Palo Alto Networks, Inc.(2)	4,665	802
Paycom Software, Inc.(2)	48,440	1,740
Tableau Software, Inc. Class A(2)	20,545	1,639
Twitter, Inc.(2)	40,715	1,097
Workday, Inc. Class A(2)	22,990	1,583
Yandex NV Class A(2)	102,295	1,098

		24,931
TOTAL COMMON STOCKS (Identified Cost $68,658)		80,722
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $68,658)		80,722

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Fund—0.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	238,133	$238
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $238)		238

SECURITIES LENDING COLLATERAL—1.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.170%)(4)	1,431,025	1,431
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $1,431)		1,431
TOTAL INVESTMENTS—101.2% (Identified Cost $70,327)		82,391	(1)
Other assets and liabilities, net—(1.2)%		(970)

NET ASSETS—100.0%		$81,421

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$80,722	$80,722
Securities Lending Collateral	1,431	1,431
Short-Term Investments	238	238

Total Investments	$82,391	$82,391

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.8%

Consumer Discretionary—12.7%
Las Vegas Sands Corp.	27,719	$1,053
Lowe’s Cos., Inc.	38,823	2,676
TJX Cos., Inc. (The)	35,398	2,528
VF Corp.	29,868	2,037

		8,294

Consumer Staples—9.9%
Hormel Foods Corp.	27,923	1,768
Kimberly-Clark Corp.	12,415	1,354
Nestle S.A. Sponsored ADR	20,087	1,511
Philip Morris International, Inc.	23,791	1,887

		6,520

Energy—5.7%
Core Laboratories N.V.(2)	9,932	991
Exxon Mobil Corp.	16,737	1,244
Halliburton Co.	42,511	1,503

		3,738

Financials—23.2%
Charles Schwab Corp. (The)	53,950	1,541
CME Group, Inc.	24,723	2,293
Marsh & McLennan Cos., Inc.	46,444	2,425
Northern Trust Corp.	15,095	1,029
PNC Financial Services Group, Inc. (The)	23,936	2,135
Travelers Cos., Inc. (The)	30,160	3,002
U.S. Bancorp	67,583	2,771

		15,196

Health Care—16.9%
Abbott Laboratories	47,950	1,929
Amgen, Inc.	11,342	1,569
Gilead Sciences, Inc.	18,285	1,795
Medtronic plc	29,841	1,998
Roche Holding AG Sponsored ADR	57,338	1,889

	SHARES	VALUE
Health Care—continued
Zoetis, Inc.	45,506	$1,874

		11,054

Industrials—11.6%
3M Co.	15,900	2,254
Honeywell International, Inc.	22,176	2,100
Illinois Tool Works, Inc.	18,916	1,557
Waste Management, Inc.	34,300	1,709

		7,620

Information Technology—9.8%
Analog Devices, Inc.	32,530	1,835
Apple, Inc.	26,289	2,900
Automatic Data Processing, Inc.	21,298	1,711

		6,446

Materials—5.5%
International Flavors & Fragrances, Inc.	22,625	2,336
PPG Industries, Inc.	14,742	1,293

		3,629

Utilities—4.5%
WEC Energy Group, Inc.	56,871	2,970
TOTAL COMMON STOCKS (Identified Cost $54,848)		65,467
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $54,848)		65,467

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Fund—0.7%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	440,172	440
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $440)		440

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—1.5%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.160%)(3)	981,232	$981
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $981)		981
TOTAL INVESTMENTS—102.0% (Identified Cost $56,269)		66,888	(1)
Other assets and liabilities, net—(2.0)%		(1,323)

NET ASSETS—100.0%		$65,565

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$65,467	$65,467
Securities Lending Collateral	981	981
Short-Term Investments	440	440

Total Investments	$66,888	$66,888

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%

Consumer Discretionary—10.8%
Cheesecake Factory, Inc. (The)	191,300	$10,322
Cinemark Holdings, Inc.	312,000	10,137
Wolverine World Wide, Inc.	174,200	3,770

		24,229

Consumer Staples—8.3%
National Beverage Corp.(2)	286,004	8,789
Village Super Market, Inc. Class A	92,800	2,191
WD-40 Co.	86,454	7,700

		18,680

Energy—2.8%
Core Laboratories N.V.	64,000	6,387

Financials—19.8%
Artisan Partners Asset Management, Inc. Class A	197,000	6,940
Bank of Hawaii Corp.	146,500	9,301
First Cash Financial Services, Inc.(2)	160,600	6,434
Primerica, Inc.	191,100	8,613
RE/MAX Holdings, Inc.	113,000	4,066
RLI Corp.	132,312	7,083
Westamerica Bancorp	44,723	1,987

		44,424

Health Care—3.4%
Patterson Cos., Inc.	176,200	7,621

	SHARES	VALUE
Industrials—20.4%
CEB, Inc.	148,782	$10,168
G&K Services, Inc. Class A	79,683	5,308
Graco, Inc.	144,867	9,710
Landstar System, Inc.	149,028	9,459
RBC Bearings, Inc.(2)	122,000	7,287
Sun Hydraulics Corp.	140,000	3,846

		45,778

Information Technology—28.8%
American Software, Inc. Class A	460,000	4,333
Badger Meter, Inc.	133,917	7,775
Cabot Microelectronics Corp.(2)	150,900	5,846
Cass Information Systems, Inc.	173,519	8,525
Cognex Corp.	133,356	4,584
Computer Services, Inc.	93,304	3,872
Heartland Payment Systems, Inc.	110,000	6,931
Jack Henry & Associates, Inc.	154,750	10,772
Monotype Imaging Holdings, Inc.	188,299	4,109
Syntel, Inc.(2)	175,786	7,965

		64,712

Utilities—4.1%
Questar Corp.	475,300	9,226
TOTAL COMMON STOCKS (Identified Cost $171,589)		221,057
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $171,589)		221,057

SHARES		VALUE
SHORT-TERM INVESTMENTS—2.6%

Money Market Mutual Fund—2.6%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	5,814,885	$5,815
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,815)		5,815
TOTAL INVESTMENTS—101.0% (Identified Cost $177,404)		226,872	(1)
Other assets and liabilities, net—(1.0)%		(2,244)

NET ASSETS—100.0%		$224,628

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$221,057	$221,057
Short-Term Investments	5,815	5,815

Total Investments	$226,872	$226,872

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

See Notes to Financial Statements

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%

Consumer Discretionary—7.1%
NVR, Inc.(2)	8,210	$12,522
Pool Corp.	104,750	7,573

		20,095

Consumer Staples—4.4%
Chefs’ Warehouse, Inc. (The)(2)	265,434	3,758
PriceSmart, Inc.	114,300	8,840

		12,598

Energy—7.9%
Core Laboratories N.V.	129,200	12,894
Dril-Quip, Inc.(2)	163,700	9,531

		22,425

Financials—18.1%
Artisan Partners Asset Management, Inc. Class A	273,800	9,646
HFF, Inc. Class A	77,000	2,600
MarketAxess Holdings, Inc.	144,232	13,396
Primerica, Inc.	295,400	13,314
RLI Corp.	233,108	12,478

		51,434

Health Care—8.6%
Abaxis, Inc.	183,300	8,063
Computer Programs & Systems, Inc.	169,400	7,137
Sirona Dental Systems, Inc.(2)	99,400	9,278

		24,478

	SHARES	VALUE
Industrials—26.2%
CLARCOR, Inc.	110,000	$5,245
Copart, Inc.(2)	346,400	11,397
Exponent, Inc.	220,126	9,809
Graco, Inc.	141,300	9,471
Landstar System, Inc.	151,300	9,603
RBC Bearings, Inc.(2)	94,248	5,629
Teledyne Technologies, Inc.(2)	129,000	11,649
Toro Co. (The)	163,500	11,533

		74,336

Information Technology—25.2%
Aspen Technology, Inc.(2)	265,200	10,054
Autohome, Inc. ADR(2)	393,000	12,784
CDW Corp.	434,200	17,741
FactSet Research Systems, Inc.	59,300	9,477
Jack Henry & Associates, Inc.	194,700	13,553
Shutterstock, Inc.(2)	264,400	7,996

		71,605

Materials—1.2%
AptarGroup, Inc.	52,100	3,437
TOTAL COMMON STOCKS (Identified Cost $239,531)		280,408
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $239,531)		280,408

SHARES		VALUE
SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Fund—1.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	3,594,008	$3,594
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,594)		3,594
TOTAL INVESTMENTS—100.0% (Identified Cost $243,125)		284,002	(1)
Other assets and liabilities, net—0.0%		(18)

NET ASSETS—100.0%		$283,984

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$280,408	$280,408
Short-Term Investments	3,594	3,594

Total Investments	$284,002	$284,002

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.8%

Consumer Discretionary—10.5%
Monro Muffler Brake, Inc.	62,100	$4,195
Morningstar, Inc.	77,728	6,239
Pool Corp.	53,600	3,875

		14,309

Consumer Staples—8.3%
Chefs’ Warehouse, Inc. (The)(2)	444,500	6,294
PriceSmart, Inc.	64,000	4,950

		11,244

Financials—10.2%
Financial Engines, Inc.	165,051	4,864
MarketAxess Holdings, Inc.	97,000	9,009

		13,873

Health Care—12.2%
Abaxis, Inc.	117,500	5,169
National Research Corp. Class A	363,504	4,340
Sirona Dental Systems, Inc.(2)	75,400	7,038

		16,547

Industrials—15.1%
AAON, Inc.	146,500	2,839
Copart, Inc.(2)	147,950	4,867
Heartland Express, Inc.	88,400	1,763
HEICO Corp. Class A	99,233	4,506
HUB Group, Inc. Class A(2)	96,100	3,499
Omega Flex, Inc.	89,817	3,000

		20,474

	SHARES	VALUE
Information Technology—37.3%
ANSYS, Inc.(2)	51,600	$4,548
Autohome, Inc. ADR(2)	227,000	7,384
Ellie Mae, Inc.(2)	63,550	4,231
FactSet Research Systems, Inc.	33,900	5,418
Forrester Research, Inc.	119,900	3,770
HomeAway, Inc.(2)	203,200	5,393
MercadoLibre, Inc.	59,450	5,413
Mesa Laboratories, Inc.	30,100	3,353
NVE Corp.	103,400	5,019
Shutterstock, Inc.(2)	201,064	6,080

		50,609

Materials—4.2%
UFP Technologies, Inc.(2)	251,200	5,740
TOTAL COMMON STOCKS (Identified Cost $113,816)		132,796
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified Cost $113,816)		132,796

SHORT-TERM INVESTMENTS—5.3%

Money Market Mutual Fund—5.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	7,213,258	7,213
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,213)		7,213
TOTAL INVESTMENTS—103.1% (Identified Cost $121,029)		140,009	(1)
Other assets and liabilities, net—(3.1)%		(4,186)

NET ASSETS—100.0%		$135,823

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$132,796	$132,796
Short-Term Investments	7,213	7,213

Total Investments	$140,009	$140,009

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—25.0%
Amazon.com, Inc.(2)	21,700	$11,108
Home Depot, Inc.	104,710	12,093
Las Vegas Sands Corp.	169,750	6,445
Netflix, Inc.(2)	86,720	8,955
NIKE, Inc. Class B	180,280	22,169
Priceline Group, Inc. (The)(2)	8,480	10,489
Ross Stores, Inc.	192,540	9,332
Starbucks Corp.	301,450	17,135
TripAdvisor, Inc.(2)	108,620	6,845

		104,571

Consumer Staples—12.1%
Colgate-Palmolive Co.	123,660	7,848
Costco Wholesale Corp.	61,293	8,861
Estee Lauder Cos., Inc. (The) Class A	64,940	5,239
Mead Johnson Nutrition Co.	80,830	5,691
Monster Beverage Corp.(2)	104,721	14,152
Philip Morris International, Inc.	108,120	8,577

		50,368

Energy—3.0%
Cabot Oil & Gas Corp.	91,410	1,998
Cameron International Corp.(2)	94,203	5,776
Core Laboratories N.V.(3)	46,770	4,668

		12,442

Financials—1.3%
Charles Schwab Corp. (The)	190,220	5,433

Health Care—16.0%
Amgen, Inc.	23,950	3,313
BioMarin Pharmaceutical, Inc.(2)	48,910	5,151
Bristol-Myers Squibb Co.	135,630	8,029
Celgene Corp.(2)	97,420	10,538
Cerner Corp.(2)	106,471	6,384

	SHARES	VALUE
Health Care—continued
Gilead Sciences, Inc.	134,040	$13,162
Medidata Solutions, Inc.(2)	129,880	5,469
Perrigo Co. plc	47,290	7,437
Zoetis, Inc.	179,980	7,412

		66,895

Industrials—4.2%
Danaher Corp.	99,540	8,482
Roper Technologies, Inc.	57,790	9,055

		17,537

Information Technology—35.6%
Accenture plc Class A	70,580	6,935
Alibaba Group Holding Ltd. ADR(2)	93,730	5,527
Amphenol Corp. Class A	209,760	10,689
ANSYS, Inc.(2)	86,190	7,597
Apple, Inc.	290,760	32,071
CoStar Group, Inc.(2)	40,285	6,972
Facebook, Inc. Class A(2)	349,770	31,444
Fleetmatics Group plc(2)	146,200	7,177
Google, Inc. Class A(2)	16,060	10,252
Tableau Software, Inc. Class A(2)	84,180	6,716
Twitter, Inc.(2)	82,800	2,231
Visa, Inc. Class A	209,810	14,615
Workday, Inc. Class A(2)	92,490	6,369

		148,595

Materials—1.9%
Ecolab, Inc.	73,090	8,019
TOTAL COMMON STOCKS (Identified Cost $280,664)		413,860
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $280,664)		413,860

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Fund—1.0%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	4,137,020	$4,137
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,137)		4,137

SECURITIES LENDING COLLATERAL—1.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.160%)(4)	4,618,770	4,619
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $4,619)		4,619
TOTAL INVESTMENTS—101.2% (Identified Cost $289,420)		422,616	(1)
Other assets and liabilities, net—(1.2)%		(5,079)

NET ASSETS—100.0%		$417,537

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$413,860	$413,860
Securities Lending Collateral	4,619	4,619
Short-Term Investments	4,137	4,137

Total Investments	$422,616	$422,616

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.2%
U.S. Treasury Note 1.875%, 8/31/22	$375		$378
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $375)			378

FOREIGN GOVERNMENT SECURITIES—1.6%
Argentine Republic Series NY, 8.280%, 12/31/33(15)	294		301
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	55		47
RegS 7.000%, 12/1/18(5)	35		13
RegS 7.750%, 10/13/19(5)	34		12
RegS 8.250%, 10/13/24(5)	140		48
7.650%, 4/21/25	320		107
9.375%, 1/13/34	245		86
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		202
Mongolia 144A 5.125%, 12/5/22(4)	200		165
Republic of Azerbaijan 144A 4.750%, 3/18/24(4)	200		187
Republic of Chile 5.500%, 8/5/20	95,000	CLP	141
Republic of Colombia 4.375%, 3/21/23	386,000	COP	102
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(4)	200		177
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		229
Republic of Romania 144A 4.875%, 1/22/24(4)	96		104
Republic of South Africa Series R203, 8.250%, 9/15/17	1,125	ZAR	83
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	143
144A 4.875%, 9/16/23(4)	400		403
United Mexican States Series M, 6.500%, 6/9/22	1,861	MXN	114
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,417)			2,664

MORTGAGE-BACKED SECURITIES—6.1%

Agency—1.1%
FNMA
3.500%, 12/1/42	265		277
3.000%, 3/1/43	441		449
3.000%, 5/1/43	134		137
3.000%, 6/1/43	296		301
4.000%, 10/1/44	302		322
3.500%, 1/1/45	355		371

			1,857

Non-Agency—5.0%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	180		183

	PAR VALUE	VALUE
Non-Agency—continued
15-SFR2, C 144A 4.691%, 10/17/45(4)	$205	$207
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 6.040%, 6/25/33(3)	115	111
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	200	208
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	42	42
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	193	203
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
05-1 AF5A 5.211%, 7/25/35(3)	215	213
05-12, 2A4 4.861%, 2/25/36(3)	160	159
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	375	409
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust 07-C3, A4 6.097%, 7/15/44(3)	157	166
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	74	74
15-A, A1 3.500%, 6/25/58(3)	167	171
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(3)	174	177
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	340	350
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.583%, 8/10/44(3)(4)	160	171
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.799%, 5/25/24(3)	215	193
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(3)(4)	130	130
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 3.157%, 5/25/35(3)	121	114
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(3)	45	47

	PAR VALUE	VALUE
Non-Agency—continued
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.752%, 6/25/35(3)	$195	$190
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	64	66
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	74	76
07-HI1, A3 5.720%, 3/25/37	21	21
07-HSA3, AI4 6.110%, 6/25/37(3)	280	284
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(3)	150	150
07- PW15, AM 5.363%, 2/11/44	120	123
JPMorgan Chase Commercial Mortgage Securities Trust 14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	162	170
06-LDP9, A3 5.336%, 5/15/47	177	183
07-LDPX, AM 5.464%, 1/15/49(3)	239	246
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	257	262
05-2, 2A1 6.000%, 1/25/35	117	124
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(4)	141	142
05-1, 1A5 144A 8.000%, 8/25/34(4)	177	189
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	83	85
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 5/15/46	335	338
Morgan Stanley Capital I Trust 07-IQ14, AM 5.865%, 4/15/49(3)	137	142
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	100	101
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	61	62
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	96	97
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	87	91

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	$159	$161
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(3)	26	26
Sequoia Mortgage Trust 15-1, A1 144A 3.500%, 1/25/45(3)(4)	174	176
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	108	106
Towd Point Mortgage Trust 15-3, A1B 144A 3.000%, 3/25/54(3)(4)	220	222
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	133	133
15-NPL2, A1 144A 3.375%, 2/25/55(3)(4)	135	134
15-NPL3, A1 144A 3.375%, 10/25/58(3)(4)	126	125
VFC LLC 15-3, B 144A 4.750%, 12/20/31(4)	250	250
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(3)(4)	150	166
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	165	160

		8,129
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $9,916)		9,986

ASSET-BACKED SECURITIES—1.7%
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(4)	170	174
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(4)	254	256
15-1A, C 144A 3.580%, 6/15/21(4)	400	405
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	168	175
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	50	50
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(4)	200	203

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(4)	$140	$142
15-A1, C 144A 4.100%, 12/15/20(4)	165	168
15-2A, C 144A 3.900%, 3/15/21(4)	175	177
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	243	246
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(4)	210	213
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	105	101
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	92	95
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	207	204
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(4)	210	212
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,799)		2,821

CORPORATE BONDS AND NOTES—20.7%

Consumer Discretionary—3.2%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	140	142
Boyd Gaming Corp.
9.000%, 7/1/20	80	85
6.875%, 5/15/23	80	82
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	120	119
144A 6.125%, 7/1/22(4)	55	53
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(15)	40	33
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	62
Caesars Growth Properties Holdings LLC (Caesars Growth Properties Finance, Inc.) 9.375%, 5/1/22	95	75
CCO Holdings LLC
5.250%, 3/15/21	85	84
144A 5.125%, 5/1/23(4)	70	65
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	50	50
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	355	357

	PAR VALUE	VALUE
Consumer Discretionary—continued
Columbus International, Inc. series B,144A 7.375%, 3/30/21(4)	$200	$208
Intelsat Jackson Holdings SA 5.500%, 8/1/23	170	141
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	131	135
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125	134
MDC Holdings, Inc. 5.500%, 1/15/24	155	157
Meritor, Inc. 6.750%, 6/15/21	160	162
MGM Resorts International 6.000%, 3/15/23	85	83
Mohegan Tribal Gaming Authority
9.750%, 9/1/21	80	82
144A 9.750%, 9/1/21(4)	25	25
MPG Holdco I, Inc. 7.375%, 10/15/22	160	167
Myriad International Holdings BV 144A 5.500%, 7/21/25(4)	200	196
New York University 4.142%, 7/1/48	105	100
Numericable Group SA 144A 6.000%, 5/15/22(4)	215	208
Omega US Sub LLC 144A 8.750%, 7/15/23(4)	170	151
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	25	25
Penn National Gaming, Inc. 5.875%, 11/1/21	85	86
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	220	234
QVC, Inc. 5.125%, 7/2/22	135	139
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(4)	100	104
Scientific Games International, Inc.
6.625%, 5/15/21	185	134
144A 7.000%, 1/1/22(4)	110	109
Signet UK Finance plc 4.700%, 6/15/24	165	167
Standard Pacific Corp. 5.875%, 11/15/24	70	72
Station Casinos LLC 7.500%, 3/1/21	125	131
Tempur Sealy International, Inc. 144A 5.625%, 10/15/23(4)	65	65
Toll Brothers Finance Corp.
4.000%, 12/31/18	210	216
6.750%, 11/1/19	135	154
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	165	162
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(4)	200	189

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	$200	$182

		5,325

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	100	100
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	65	64
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	45	45
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	175	176

		385

Energy—3.7%
Antero Resources Corp. 144A 5.625%, 6/1/23(4)	90	79
Blue Racer Midstream LLC (Blue Racer Finance Corp.) 144A 6.125%, 11/15/22(4)	60	57
CNOOC Finance USA LLC 3.500%, 5/5/25	200	190
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	110
CONSOL Energy, Inc. 5.875%, 4/15/22	125	85
Denbury Resources, Inc. 5.500%, 5/1/22	90	54
Ecopetrol SA 5.375%, 6/26/26	170	148
Energy Transfer Partners LP 5.875%, 1/15/24	180	163
EnQuest plc 144A 7.000%, 4/15/22(4)	200	125
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	180	134
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	150	126
FTS International, Inc. 6.250%, 5/1/22	90	28
Gazprom OAO (Gaz Capital SA) 144A 6.000%, 11/27/23(4)(7)	200	186
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	111
Gulfport Energy, Corp. 7.750%, 11/1/20	160	158
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	95
Kinder Morgan, Inc. 7.750%, 1/15/32	165	174
Laredo Petroleum, Inc.
7.375%, 5/1/22	170	165
6.250%, 3/15/23	30	27

	PAR VALUE	VALUE
Energy—continued
Linn Energy LLC 6.500%, 5/15/19	$150	$42
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	190	200
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	225	207
Newfield Exploration Co. 5.375%, 1/1/26	170	156
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	160	146
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	227	60
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)	165	63
Parker Drilling Co. (The) 7.500%, 8/1/20	190	157
Petrobras Global Finance BV
3.000%, 1/15/19	185	134
5.375%, 1/27/21	120	88
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(5)	90	61
144A 6.000%, 5/16/24(4)	490	159
RegS 6.000%, 11/15/26(5)	290	93
Petroleos Mexicanos 6.500%, 6/2/41	100	92
PHI, Inc. 5.250%, 3/15/19	70	61
QEP Resources, Inc. 6.875%, 3/1/21	190	176
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200	89
Regency Energy Partners LP
5.875%, 3/1/22	140	143
4.500%, 11/1/23	145	134
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250	273
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200	170
Sabine Oil & Gas Corp. 7.250%, 6/15/19(15)	185	27
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160	149
SM Energy Co. 6.125%, 11/15/22	210	195
Sunoco LP (Sunoco Finance Corp.)
144A 5.500%, 8/1/20(4)	130	129
144A 6.375%, 4/1/23(4)	205	201
Transcanada Trust 5.625%, 5/20/75(3)	175	168
Transocean, Inc. 3.800%, 10/15/22	195	120
Whiting Petroleum Corp. 6.250%, 4/1/23	165	144

		6,052

	PAR VALUE		VALUE
Financials—5.7%
Akbank TAS 144A 7.500%, 2/5/18(4)	$300	TRY	$86
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		269
Ares Capital Corp. 3.875%, 1/15/20	130		134
Ares Finance Co. II LLC 144A 5.250%, 9/1/25(4)	180		183
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(4)	135		125
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(4)	200		214
144A 6.750%, 9/30/22(4)	170		184
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	210		216
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	90		90
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	370	BRL	89
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		194
Bancolombia S.A. 5.125%, 9/11/22	215		203
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	200		203
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		208
Block Financial LLC 4.125%, 10/1/20	90		90
Brixmor Operating Partnership LP 3.875%, 8/15/22	50		51
Citizens Financial Group, Inc. 144A 5.500%(3)(4)(8)	175		171
Compass Bank 3.875%, 4/10/25	250		233
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)	195		240
Corporate Office Properties LP 3.600%, 5/15/23	170		160
Corrections Corp of America 5.000%, 10/15/22	270		272
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	145		149
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(4)	170		173
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250		244
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	175		173

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—continued
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	$200		$189
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		54
First Cash Financial Services, Inc. 6.750%, 4/1/21	105		106
First Niagara Financial Group, Inc. 7.250%, 12/15/21	255		287
FS Investment Corp. 4.750%, 5/15/22	205		202
Genworth Holdings, Inc. 4.900%, 8/15/23	210		164
GLP Capital LP (GLP Financing II, Inc.) 5.375%, 11/1/23	5		5
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	75		73
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(8)	250		260
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15		15
6.000%, 8/1/20	70		72
5.875%, 2/1/22	145		146
ING Groep NV 6.000%(3)(6)(8)	200		197
iStar Financial, Inc.
4.875%, 7/1/18	65		63
5.000%, 7/1/19	100		95
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	200		173
Jefferies Group LLC 6.875%, 4/15/21	75		84
JPMorgan Chase & Co. Series Z, 5.300%(3)(6)(8)	35		35
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		157
Kilroy Realty LP 4.375%, 10/1/25	150		151
Leucadia National Corp. 5.500%, 10/18/23	70		70
McGraw Hill Financial, Inc.
144A 4.000%, 6/15/25(4)	50		50
144A 4.400%, 2/15/26(4)	95		96
Morgan Stanley 144A 10.090%, 5/3/17	300	BRL	70
MPT Operating Partnership LP 5.500%, 5/1/24	90		92
Navient LLC 5.500%, 1/25/23	175		139
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(7)	200		198

	PAR VALUE	VALUE
Financials—continued
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	$240	$248
Prudential Financial, Inc.
5.875%, 9/15/42(3)	205	217
5.625%, 6/15/43(3)(6)	75	77
Select Income REIT 4.500%, 2/1/25	165	159
Springleaf Finance Corp. 5.250%, 12/15/19	170	167
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150	152
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	235	234
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(4)	160	141
Voya Financial, Inc. 5.650%, 5/15/53(3)	155	157
Walter Investment Management Corp. 7.875%, 12/15/21	135	116
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	125	107

		9,372

Health Care—1.9%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	60	59
144A 5.625%, 2/15/23(4)	15	15
Alere, Inc. 144A 6.375%, 7/1/23(4)	65	66
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(4)(13)	35	35
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	10	9
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	145	125
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	100	96
Emdeon, Inc. 144A 6.000%, 2/15/21(4)	120	117
Endo Finance LLC
(Endo Finco, Inc.) 144A 5.375%, 1/15/23(4)	120	116
(Endo Finco, Inc.) 144A 6.000%, 7/15/23(4)	240	238
HCA, Inc. 5.375%, 2/1/25	190	189
HealthSouth Corp.
144A 5.750%, 11/1/24(4)	20	20
144A 5.750%, 9/15/25(4)	160	156
Hill-Rom Holdings, Inc. 144A 5.750%, 9/1/23(4)	105	106
Hologic, Inc. 144A 5.250%, 7/15/22(4)	15	15
IASIS Healthcare LLC 8.375%, 5/15/19	105	108

	PAR VALUE	VALUE
Health Care—continued
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	$20	$21
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(4)	100	98
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest, 0.75% capitalization 144A 5/1/20(4)(12)	95	96
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(4)	75	73
144A 5.625%, 10/15/23(4)	150	137
144A 5.500%, 4/15/25(4)	10	9
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	80	79
Select Medical Corp. 6.375%, 6/1/21	180	176
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(4)	60	60
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	167	166
Tenet Healthcare Corp.
5.500%, 3/1/19	100	99
4.500%, 4/1/21	275	272
8.125%, 4/1/22	50	53
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	5	5
144A 5.625%, 12/1/21(4)	5	5
144A 7.250%, 7/15/22(4)	190	196
144A 5.875%, 5/15/23(4)	65	62

		3,077

Industrials—1.8%
ADT Corp. (The) 6.250%, 10/15/21	210	218
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	170	149
Air Canada Pass-Through- Trust, 13-1, B 144A 5.375%, 5/15/21(4)	78	81
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	172	172
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	140	104
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(4)	90	90
CEB, Inc. 144A 5.625%, 6/15/23(4)	70	70
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	222	238
99-2, C2 AMBC 6.236%, 3/15/20	117	125
01-1, A1 6.703%, 6/15/21	253	265

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
DP World Ltd. 144A 6.850%, 7/2/37(4)	$100	$106
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	115	104
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	152	147
Masco Corp.
5.950%, 3/15/22	130	142
4.450%, 4/1/25	45	46
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	107	112
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(4)	200	175
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	65	63
TransDigm, Inc.
6.000%, 7/15/22	130	122
144A 6.500%, 5/15/25(4)	50	47
U.S. Airways Pass-Through- Trust 01-1, G 7.076%, 3/20/21	82	89
UAL Pass-Through- Trust 07-01, A 6.636%, 7/2/22	173	184
United Rentals North America, Inc. 5.500%, 7/15/25	175	164

		3,013

Information Technology—0.5%
First Data Corp. 11.750%, 8/15/21	300	334
Flextronics International Ltd. 144A 4.750%, 6/15/25(4)	175	169
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(4)	40	40
144A 4.900%, 10/15/25(4)	40	40
KLA-Tencor Corp. 4.650%, 11/1/24	165	165
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(4)	100	91

		839

Materials—1.8%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260	268
ArcelorMittal 6.125%, 6/1/25	175	142
Berry Plastics Corp. 5.125%, 7/15/23	160	152
Braskem America Finance Co. RegS 7.125%, 7/22/41(5)	230	160
Cascades, Inc. 144A 5.500%, 7/15/22(4)	215	205

	PAR VALUE		VALUE
Materials—continued
Cemex SAB de CV 144A 7.250%, 1/15/21(4)	$200		$200
Corp Nacional del Cobre de Chile 144A 4.500%, 9/16/25(4)	200		192
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70		62
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	165		159
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	90		84
Gerdau Holdings, Inc.144A 7.000%, 1/20/20(4)	200		188
Hexion U.S. Finance Corp. 6.625%, 4/15/20	100		85
INEOS Group Holdings SA 144A 5.875%, 2/15/19(4)	200		187
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200		196
Methanex Corp. 4.250%, 12/1/24	165		159
Owens-Brockway Glass Container, Inc. 144A 5.875%, 8/15/23(4)	10		10
Tronox Finance LLC 6.375%, 8/15/20	125		80
United States Steel Corp. 6.875%, 4/1/21	105		80
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	165		139
144A 6.000%, 1/31/19(4)	200		146

			2,894

Telecommunication Services—1.2%
Altice Financing SA 144A 6.625%, 2/15/23(4)	200		192
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	113
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		212
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		186
Frontier Communications Corp. 6.250%, 9/15/21	125		105
144A 10.500%, 9/15/22(4)	40		39
Level 3 Financing, Inc. 7.000%, 6/1/20	220		228
Neptune Finco Corp. 144A 6.625%, 10/15/25(4)	200		201
Sprint Communications, Inc. 6.000%, 11/15/22	95		72
Sprint Corp. 7.250%, 9/15/21	105		86
T-Mobile USA, Inc. 6.731%, 4/28/22	35		35
6.500%, 1/15/24	75		73

	PAR VALUE	VALUE
Telecommunication Services—continued
Verizon Communications, Inc. 4.400%, 11/1/34	$165	$153
Windstream Corp. 7.750%, 10/15/20	105	90
7.750%, 10/1/21	160	125

		1,910

Utilities—0.7%
AmeriGas Partners LP 7.000%, 5/20/22	155	160
Calpine Corp. 5.375%, 1/15/23	108	101
Electricite de France SA 144A 5.250%(3)(4)(6)(8)	240	231
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	200	187
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145	162
NRG Yield Operating LLC 5.375%, 8/15/24	70	62
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	120	110
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	160	142

		1,155
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $37,096)		34,022

LOAN AGREEMENTS(3)—4.3%

Consumer Discretionary—1.2%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	105	101
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	69	67
Caesars Entertainment Operating Co., Inc. Tranche B-4, 11.250%, 10/31/16(15)	45	42
Tranche B-6, 9.500%, 3/1/17(15)	40	37
Tranche B-7, 11.500%, 1/28/18(15)	22	20
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	73	64
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	73	69
Cirque Du Soleil First Lien, 5.000%, 7/8/22	48	48
El Dorado Resorts, Inc. 4.250%, 7/25/22	39	39
Graton Resort & Casino Tranche B, 4.750%, 8/6/22	52	52

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.944%, 1/30/19	$189	$157
Key Safety Systems, Inc. 4.750%, 8/29/21	87	85
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	234	234
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	109	92
Life Time Fitness, Inc. 4.250%, 6/10/22	107	106
Marina District Finance Co., Inc. 6.500%, 8/15/18	50	51
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	179	179
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	28	28
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	99	100
Staples, Inc. First Lien, 0.000%, 4/23/21(9)	131	131
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	77	75
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	154	144
U.S. Farathane Corp. 6.750%, 12/23/21	67	68

		1,989

Consumer Staples—0.5%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	129	129
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	170	171
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.)
Second Lien, 9.750%, 4/30/20	222	226
6.000%, 8/26/22	146	144
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	105	105

		775

Energy—0.3%
Arch Coal, Inc. 6.250%, 5/16/18	183	104
Chelsea Petroleum I LLC 0.000%, 7/22/22(9)	148	147

	PAR VALUE	VALUE
Energy—continued
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	$132	$109
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	111	75
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	86
Seadrill Operating LP 4.000%, 2/21/21	102	63

		584

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83	84

Health Care—0.7%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	44	42
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	29	29
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	147	147
Amneal Pharmaceuticals LLC Tranche B, 5.750%, 11/1/19	61	61
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	88	88
Concentra, Inc. First Lien, Tranche B 5.250%, 6/1/22	11	11
Horizon Pharma, Inc. 4.500%, 5/7/21	37	36
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	150	151
MMM Holdings, Inc. 9.750%, 12/12/17(16)	50	38
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(16)	36	28
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	97	96
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	36	36
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	153	152
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	123	123
Second Lien, 8.500%, 11/3/21	55	55

		1,093

	PAR VALUE	VALUE
Industrials—0.5%
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	$139	$132
DynCorp International, Inc. 6.250%, 7/7/16	73	72
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	37	37
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	105	103
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	145	145
Navistar, Inc. 6.500%, 8/17/20	132	129
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	210	199

		817

Information Technology—0.7%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	102	101
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	118	117
Blue Coat Systems, Inc. 4.500%, 5/20/22	37	37
Deltek, Inc.
First Lien 5.000%, 6/25/22	4	4
Second Lien 9.500%, 6/26/23	76	76
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	71	70
First Data Corp.
2018 Term Loan 3.696%, 3/23/18	253	251
2022 Term Loan 3.946%, 7/8/22	41	41
Infinity Acquisition Ltd. 4.000%, 8/6/21	70	70
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	268	268
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	112	111
Riverbed Technologies, Inc. 6.000%, 4/25/22	75	75

		1,221

Materials—0.2%
CPI Acquisition, Inc. First Lien, 6.750%, 8/17/22	100	100

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	$65		$53
Houghton International, Inc. Holding Corp. Second Lien, 9.750%, 12/21/20	115		114
INEOS U.S. Finance LLC 2022 Dollar 4.250%, 3/31/22	11		11

			278

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	34		34
NRG Energy, Inc. 2.750%, 7/1/18	175		171

			205
TOTAL LOAN AGREEMENTS (Identified Cost $7,369)			7,046

	SHARES
PREFERRED STOCKS—1.2%

Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(10)	193

Financials—1.1%
Ally Financial, Inc. Series A, 8.500%(3)	6,485		168
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	130	(10)	128
Citigroup, Inc. Series J, 7.125%	7,400		199
Citigroup, Inc. Series N, 5.800%(3)	200	(10)	197
General Electric Capital Corp. Series B, 6.25%(3)	100	(10)	108
General Electric Capital Corp. Series C, 5.25%(3)	100	(10)	103
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	130	(10)	130
JPMorgan Chase & Co. Series V, 5.000%(3)	160	(10)	156
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(10)	145
SunTrust Bank, Inc. 5.625%(3)(6)	55	(10)	55
Wells Fargo & Co. Series K, 7.980%(3)	165	(10)	174
Zions Bancorp 6.950%(3)	8,300		233

			1,796
TOTAL PREFERRED STOCKS (Identified Cost $1,991)			1,989

	SHARES	VALUE
COMMON STOCKS—60.9%

Consumer Discretionary—12.7%
Bridgestone Corp. ADR	51,620	$897
Cheesecake Factory, Inc. (The)	28,000	1,511
Ford Motor Co.	110,000	1,493
Fuji Heavy Industries Ltd. ADR	17,080	1,232
GameStop Corp. Class A(11)	17,000	701
Goodyear Tire & Rubber Co. (The)	49,000	1,437
Lear Corp.	15,000	1,632
McDonald’s Corp.	16,000	1,577
Mohawk Industries, Inc.(2)	8,000	1,454
RELX plc(11)	46,120	802
Royal Caribbean Cruises Ltd.	16,000	1,426
Sony Corp. Sponsored ADR(2)	28,050	687
Target Corp.	20,000	1,573
Time Warner, Inc.	23,000	1,581
Toyota Motor Corp. Sponsored ADR	6,440	755
Whirlpool Corp.	9,000	1,325
WPP plc Sponsored ADR	8,240	857

		20,940

Consumer Staples—2.2%
Archer-Daniels-Midland Co. (The)	33,000	1,368
Marine Harvest ASA Sponsored ADR(11)	64,140	810
PepsiCo, Inc.	16,000	1,509

		3,687

Energy—2.9%
Cameco Corp.	61,660	750
Hess Corp.	23,000	1,151
Schlumberger Ltd.	19,000	1,311
Valero Energy Corp.	26,000	1,563

		4,775

Financials—13.1%
Aegon NV American Registered Shares	114,550	659
Aviva plc Sponsored ADR	52,710	723
BB&T Corp.	43,000	1,531
BlackRock, Inc.	4,900	1,458
Blackstone Group LP (The)	45,000	1,425
Credit Agricole S.A. ADR	123,170	700
Goldman Sachs Group, Inc. (The)	8,100	1,407
ING Groep N.V. Sponsored ADR	71,320	1,008
Intesa Sanpaolo Sponsored ADR	53,990	1,148
JPMorgan Chase & Co.	25,000	1,524
Lincoln National Corp.	31,000	1,471
Mitsubishi Estate Co. Ltd. ADR	39,720	816
ORIX Corp. Sponsored ADR	13,800	896
Progressive Corp. (The)	54,000	1,655
Prudential Financial, Inc.	19,000	1,448
Societe Generale SA Sponsored ADR	84,220	753
UBS Group AG(2)	75,000	1,389

	SHARES	VALUE
Financials—continued
Wells Fargo & Co.	29,000	$1,489

		21,500

Health Care—9.7%
Abbott Laboratories	33,000	1,327
Allergan plc	2,870	780
Becton, Dickinson & Co.	11,000	1,459
Biogen, Inc.(2)	5,200	1,517
Gilead Sciences, Inc.	14,000	1,375
HCA Holdings, Inc.(2)	18,000	1,393
Icon plc	9,310	661
Novartis AG Sponsored ADR	9,850	905
Shire plc ADR	4,990	1,024
St. Jude Medical, Inc.	23,000	1,451
Teva Pharmaceutical Industries Ltd. Sponsored ADR	9,060	512
UnitedHealth Group, Inc.	13,000	1,508
Valeant Pharmaceuticals International, Inc.(2)	10,990	1,960

		15,872

Industrials—7.8%
Alaska Air Group, Inc.	19,000	1,509
Boeing Co. (The)	11,000	1,440
CK Hutchison Holdings Ltd. ADR	66,672	867
Deere & Co.	17,000	1,258
FedEx Corp.	10,000	1,440
L-3 Communications Holdings, Inc.	11,000	1,150
Nidec Corp. ADR	43,080	747
Southwest Airlines Co.	40,000	1,522
United Parcel Service, Inc. Class B	15,000	1,480
USG Corp.(2)	52,200	1,390

		12,803

Information Technology—8.0%
Apple, Inc.	14,000	1,544
Avago Technologies Ltd.	5,490	686
EMC Corp.	63,000	1,522
Facebook, Inc. Class A(2)	16,000	1,439
Google, Inc. Class A(2)	500	319
Google, Inc. Class C(2)	2,406	1,464
MasterCard, Inc. Class A	17,000	1,532
NXP Semiconductors NV	11,070	964
QUALCOMM, Inc.	26,000	1,397
SAP SE Sponsored ADR	10,980	711
Skyworks Solutions, Inc.	18,000	1,516

		13,094

Materials—1.1%
CF Industries Holdings, Inc.	27,000	1,212
Nitto Denko Corp. ADR	22,690	677

		1,889

Telecommunication Services—3.0%
KDDI Corp., ADR	75,700	851
Nippon Telegraph & Telephone Corp. ADR	37,020	1,307
Spark New Zealand Ltd.	62,990	599

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—continued
Verizon Communications, Inc.	35,000	$1,523
Vodafone Group plc Sponsored ADR	21,890	695

		4,975

Utilities—0.4%
Veolia Environnement SA	27,990	634
TOTAL COMMON STOCKS (Identified Cost $88,491)		100,169

EXCHANGE-TRADED FUND—0.7%
Market Vectors Gold Miners	89,000	1,223
TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,278)		1,223

AFFILIATED MUTUAL FUND—1.1%
Virtus Credit Opportunities Fund(2)	175,879	1,718
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,759)		1,718
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified Cost $154,491)		162,016

SHORT-TERM INVESTMENTS—1.5%

Money Market Mutual Fund—1.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	2,431,717	2,432
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,432)		2,432

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—0.9%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.160%)(14)	1,499,342	$1,499
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $1,499)		1,499
TOTAL INVESTMENTS—100.9% (Identified Cost $158,422)		165,947	(1)
Other assets and liabilities, net—(0.9)%		(1,560)

NET ASSETS—100.0%		$164,387

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2015.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $23,275 or 14.2% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	No contractual maturity date.
(9)	This loan will settle after September 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	All or a portion of security is on loan.
(12)	92.1% of the income received was in cash and 7.9% is in PIK.
(13)	100% of the income received was in cash.
(14)	Represents security purchased with cash collateral received for securities on loan.
(15)	Security in default.
(16)	Illiquid security.

Country Weightings†
United States	73%
Japan	4
United Kingdom	3
Canada	2
France	2
Netherlands	2
Switzerland	1
Other	13
Total	100%
† % of total investments as of September 30, 2015

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,821	$—	$2,821	$—
Corporate Bonds and Notes	34,022	—	34,022	—
Foreign Government Securities	2,664	—	2,664	—
Loan Agreements	7,046	—	6,971	75
Mortgage-Backed Securities	9,986	—	9,986	—
U.S. Government Securities	378	—	378	—
Equity Securities:
Common Stocks	100,169	100,169	—	—
Preferred Stocks	1,989	367	1,622	—
Exchange-Traded Fund	1,223	1,223	—	—
Affiliated Mutual Fund	1,718	1,718	—	—
Securities Lending Collateral	1,499	1,499	—	—
Short-Term Investments	2,432	2,432	—	—

Total	$165,947	$107,408	$58,464	$75

Securities held by the Fund with an end of period value of $233 were transferred from Level 1 to Level 2 since an exchange price was no longer available. (See Note 2A in the Notes to Financial Statements for more information.)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Loan Agreements
Investments in Securities
Balance as of March 31, 2015	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(d)	—
Purchases	—
Sales(b)	—
Transfers into Level 3(a)	75	(e)
Transfers from Level 3(a)	—

Balance as of September 30, 2015	$75

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities if applicable.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(e)	The transfer is due to increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Contrarian Value Fund	Growth & Income Fund		Mid-Cap Core Fund	Mid-Cap Growth Fund		Quality Large-Cap Value Fund

Assets
Investment in securities at value(1)(2)	$300,717	$144,652		$26,574	$82,391		$66,888
Cash	—	100		—	—		—
Deposits with prime broker	—	389		—	—		—
Receivables
Investment securities sold	—	—		—	806		—
Fund shares sold	82	4		92	—	(4)	—	(4)
Dividends and interest receivable	329	—	(4)	9	46		103
Tax reclaims	—	6		—	—		—
Securities Lending Receivable	—	—		—	1		—
Prepaid trustee retainer	3	1		—	1		1
Prepaid expenses	52	39		28	32		33

Total assets	301,183	145,191		26,703	83,277		67,025

Liabilities
Written options at value(3)	—	363		—	—		—
Payables
Fund shares repurchased	711	203		79	56		384
Investment securities purchased	—	—		—	245		—
Collateral on securities loaned	—	—		520	1,431		981
Investment advisory fees	195	68		13	48		33
Distribution and service fees	66	50		8	21		21
Administration fees	32	15		3	9		7
Transfer agent fees and expenses	115	34		2	21		17
Trustees’ fees and expenses	1	—	(4)	— (4)	—	(4)	—	(4)
Professional fees	18	31		16	17		16
Other accrued expenses	44	14		2	8		1

Total liabilities	1,182	778		643	1,856		1,460

Net Assets	$300,001	$144,413		$26,060	$81,421		$65,565

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$284,388	$150,772		$26,709	$68,779		$71,849
Accumulated undistributed net investment income (loss)	809	216		(76)	(601)		147
Accumulated undistributed net realized gain (loss)	(23,815)	(1,197)		(166)	1,178		(17,050)
Net unrealized appreciation (depreciation) on investments	38,619	(5,378)		(407)	12,065		10,619

Net Assets	$300,001	$144,413		$26,060	$81,421		$65,565

Class A
Net asset value (net assets/shares outstanding) per share	$30.17	$16.89		$20.63	$20.14		$13.64
Maximum offering price per share NAV/(1–5.75%)	$32.01	$17.92		$21.89	$21.37		$14.47
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,422,379	5,996,303		766,790	3,582,352		3,416,710
Net Assets	$133,412	$101,249		$15,820	$72,160		$46,594
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—	$—		$—	$16.69		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—		—	25,067		—
Net Assets	$—	$—		$—	$418		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$28.86	$15.40		$19.77	$16.69		$13.32
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,471,038	2,288,572		267,620	340,665		936,411
Net Assets	$42,456	$35,254		$5,291	$5,687		$12,468
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$30.16	$16.86		$20.81	$20.58		$13.64
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,050,680	469,244		237,801	153,381		476,592
Net Assets	$122,178	$7,910		$4,949	$3,156		$6,503
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$30.18	$—		$—	$—		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	64,780	—		—	—		—
Net Assets	$1,955	$—		$—	$—		$—

(1) Investment in unaffiliated securities at cost	$262,098	$150,074		$26,982	$70,327		$56,269
(2) Market value of securities on loan	$—	$—		$509	$1,212		$961
(3) Written options premium received	$—	$408		$—	$—		$—
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Quality Small-Cap Fund	Small-Cap Core Fund	Small-Cap Sustainable Growth Fund		Strategic Growth Fund	Tactical Allocation Fund

Assets
Investment in unaffiliated securities at value(1)(2)	$226,872	$284,002	$140,009		$422,616	$164,229
Investment in affiliated funds at value(3)	—	—	—		—	1,718
Cash	—	—	—		—	57
Receivables
Investment securities sold	819	—	—		—	835
Fund shares sold	1,007	711	320		20	33
Dividends and interest receivable	66	41	40		312	829
Securities Lending Receivable	—	—	—		2	—
Prepaid trustee retainer	2	3	1		4	2
Prepaid expenses	29	46	28		49	28

Total assets	228,795	284,803	140,398		423,003	167,731

Liabilities
Payables
Fund shares repurchased	170	465	204		299	182
Investment securities purchased	3,694	—	4,164		—	1,432
Collateral on securities loaned	—	—	—		4,619	1,499
Investment advisory fees	130	180	102		247	96
Distribution and service fees	32	36	27		98	40
Administration fees	23	29	14		43	18
Transfer agent fees and expenses	76	69	37		111	34
Trustees’ fees and expenses	1	1	—	(4)	1	—	(4)
Professional fees	17	15	17		16	21
Other accrued expenses	24	24	10		32	22

Total liabilities	4,167	819	4,575		5,466	3,344

Net Assets	$224,628	$283,984	$135,823		$417,537	$164,387

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$175,722	$218,216	$116,918		$274,426	$155,104
Accumulated undistributed net investment income (loss)	259	(321)	(657)		(881)	432
Accumulated undistributed net realized gain (loss)	(821)	25,212	582		10,796	1,326
Net unrealized appreciation (depreciation) on investments	49,468	40,877	18,980		133,196	7,525

Net Assets	$224,628	$283,984	$135,823		$417,537	$164,387

Class A
Net asset value (net assets/shares outstanding) per share	$14.21	$21.79	$15.20		$13.16	$8.47
Maximum offering price per share NAV/(1–5.75%)	$15.08	$23.11	$16.13		$13.96	$8.99
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,572,873	2,479,172	4,699,754		29,746,755	18,489,825
Net Assets	$64,958	$54,006	$71,431		$391,469	$156,641
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—	$—	$—		$10.95	$8.60
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—		152,800	31,713
Net Assets	$—	$—	$—		$1,673	$273
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$14.06	$19.34	$14.08		$10.96	$8.67
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,585,406	1,525,450	1,047,738		1,564,445	861,975
Net Assets	$22,294	$29,495	$14,752		$17,140	$7,473
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$14.21	$22.58	$15.37		$13.46	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	9,668,700	8,868,496	3,230,235		538,873	—
Net Assets	$137,376	$200,259	$49,640		$7,255	$—
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—	$22.60	$—		$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	9,925	—		—	—
Net Assets	$—	$224	$—		$—	$—

(1) Investment in unaffiliated securities at cost	$177,404	$243,125	$121,029		$289,420	$156,663
(2) Market value of securities on loan	$—	$—	$—		$4,527	$1,469
(3) Investment in affiliated funds at cost	$—	$—	$—		$—	$1,759
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	Contrarian Value Fund	Growth & Income Fund	Mid-Cap Core Fund	Mid-Cap Growth Fund	Quality Large-Cap Value Fund

Investment Income
Dividends	$3,910	$1,465	$130	$253	$829
Security lending	— (1)	—	— (1)	6	1
Foreign taxes withheld	(62)	—	(1)	(1)	(9)

Total investment income	3,848	1,465	129	258	821

Expenses
Investment advisory fees	1,426	608	106	370	289
Service fees, Class A	210	143	19	103	65
Distribution and service fees, Class B	—	—	—	3	—
Distribution and service fees, Class C	271	195	27	31	85
Administration fees	232	99	16	56	47
Transfer agent fees and expenses	418	130	17	77	59
Registration fees	46	23	20	25	23
Printing fees and expenses	37	13	2	7	7
Custodian fees	14	1	1	1	2
Professional fees	16	27	14	14	14
Trustees’ fees and expenses	10	3	—	2	2
Miscellaneous expenses	12	4	1	3	2

Total expenses	2,692	1,246	223	692	595
Interest expense on futures margin	—	91	—	—	—
Less expenses reimbursed and/or waived by investment adviser	—	(97)	(31)	(24)	(21)

Net expenses	2,692	1,240	192	668	574

Net investment income (loss)	1,156	225	(63)	(410)	247

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	9,098	(5,612)	(144)	1,240	1,047
Net realized gain (loss) on written options	—	4,982	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(71,559)	(5,622)	(2,655)	(10,326)	(9,502)
Net change in unrealized appreciation (depreciation) on written options	—	(40)	—	—	—

Net gain (loss) on investments	(62,461)	(6,292)	(2,799)	(9,086)	(8,455)

Net increase (decrease) in net assets resulting from operations	$(61,305)	$(6,067)	$(2,862)	$(9,496)	$(8,208)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	Quality Small-Cap Fund	Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Investment Income
Dividends	$1,992	$1,800	$565	$2,217	$1,631
Dividends from affiliated funds	—	—	—	—	6
Interest	—	—	—	—	1,770
Security lending	—	—	—	5	33
Foreign taxes withheld	(8)	(23)	—	(5)	(39)

Total investment income	1,984	1,777	565	2,217	3,401

Expenses
Investment advisory fees	866	1,231	660	1,592	641
Service fees, Class A	89	81	101	536	218
Distribution and service fees, Class B	—	—	—	10	2
Distribution and service fees, Class C	121	163	81	76	40
Administration fees	151	200	89	277	120
Transfer agent fees and expenses	210	315	131	384	121
Registration fees	25	39	20	29	23
Printing fees and expenses	20	23	11	32	13
Custodian fees	2	2	1	4	29
Professional fees	15	13	14	15	19
Trustees’ fees and expenses	6	8	3	10	4
Miscellaneous expenses	6	8	3	11	7

Total expenses	1,511	2,083	1,114	2,976	1,237
Less expenses reimbursed and/or waived by investment adviser	—	—	(16)	—	(4)

Total expenses	1,511	2,083	1,098	2,976	1,233

Net investment income (loss)	473	(306)	(533)	(759)	2,168

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	8,518	30,604	1,530	11,083	1,775
Net realized gain (loss) on foreign currency transactions	—	—	—	—	(4)
Net change in unrealized appreciation (depreciation) on investments	(33,012)	(61,346)	(19,222)	(35,556)	(18,937)
Net change in unrealized appreciation (depreciation) on affiliated funds	—	—	—	—	(41)

Net gain (loss) on investments	(24,494)	(30,742)	(17,692)	(24,473)	(17,207)

Net increase (decrease) in net assets resulting from operations	$(24,021)	$(31,048)	$(18,225)	$(25,232)	$(15,039)

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Contrarian Value Fund		Growth & Income Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,156	$4,275	$225	$1,042
Net realized gain (loss)	9,098	38,386	(630)	31,465
Net change in unrealized appreciation (depreciation)	(71,559)	(55,839)	(5,662)	(19,081)

Increase (decrease) in net assets resulting from operations	(61,305)	(13,178)	(6,067)	13,426

From Distributions to Shareholders
Net investment income, Class A	(784)	(2,019)	(790)	(395)
Net investment income, Class B	—	—	—	—
Net investment income, Class C	(46)	(101)	(141)	(7)
Net investment income, Class I	(954)	(1,972)	(79)	(42)
Net investment income, Class R6	(17)	(1)	—	—
Net realized short-term gains, Class A	—	—	(8,369)	—
Net realized short-term gains, Class C	—	—	(3,092)	—
Net realized short-term gains, Class I	—	—	(660)	—
Net realized long-term gains, Class A	—	—	(9,502)	(14,662)
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	—	—	(3,511)	(3,996)
Net realized long-term gains, Class I	—	—	(749)	(1,149)

Decrease in net assets from distributions to shareholders	(1,801)	(4,093)	(26,893)	(20,251)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(29,756)	(52,124)	7,353	10,462
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	(9,328)	(122)	6,278	11,020
Change in net assets from share transactions, Class I	(27,909)	37,878	736	(1,946)
Change in net assets from share transactions, Class R6	2,287	101	—	—

Increase (decrease) in net assets from share transactions	(64,706)	(14,267)	14,367	19,536

Net increase (decrease) in net assets	(127,812)	(31,538)	(18,593)	12,711

Net Assets
Beginning of period	427,813	459,351	163,006	150,295

End of period	$300,001	$427,813	$144,413	$163,006

Accumulated undistributed net investment income (loss) at end of period	$809	$1,454	$216	$1,001

See Notes to Financial Statements

Mid-Cap Core Fund		Mid-Cap Growth Fund		Quality Large-Cap Value Fund		Quality Small-Cap Fund
Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$(63)	$(25)	$(410)	$(650)	$247	$443	$473	$1,818
(144)	446	1,240	3,376	1,047	7,988	8,518	31,427
(2,655)	1,091	(10,326)	6,093	(9,502)	(1,433)	(33,012)	(10,228)

(2,862)	1,512	(9,496)	8,819	(8,208)	6,998	(24,021)	23,017

—	—	—	—	(254)	(384)	(460)	(235)
—	—	—	—	—	—	—	—
—	—	—	—	(13)	(58)	—	—
—	—	—	—	(58)	(100)	(1,433)	(455)
—	—	—	—	—	—	—	—
—	(47)	—	—	—	—	—	—
—	(3)	—	—	—	—	—	—
—	(14)	—	—	—	—	—	—
(95)	(209)	(1,219)	(2,538)	—	—	(3,609)	(9,573)
—	—	(10)	(23)	—	—	—	—
(36)	(14)	(111)	(187)	—	—	(1,240)	(2,430)
(41)	(62)	(52)	(88)	—	—	(7,761)	(13,010)

(172)	(349)	(1,392)	(2,836)	(325)	(542)	(14,503)	(25,703)

4,503	9,268	(1,407)	(3,331)	(2,826)	1,341	1,278	(57,914)
—	—	(130)	(156)	—	—	—	—
1,580	4,067	526	486	(6,087)	15,670	364	(1,074)
764	3,335	290	743	(2,363)	(717)	(1,944)	56,351
—	—	—	—	—	—	—	—

6,847	16,670	(721)	(2,258)	(11,276)	16,294	(302)	(2,637)

3,813	17,833	(11,609)	3,725	(19,809)	22,750	(38,826)	(5,323)

22,247	4,414	93,030	89,305	85,374	62,624	263,454	268,777

$26,060	$22,247	$81,421	$93,030	$65,565	$85,374	$224,628	$263,454

$(76)	$(13)	$(601)	$(190)	$147	$225	$259	$1,679

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Small-Cap Core Fund		Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(306)	$1,322	$(533)	$(928)
Net realized gain (loss)	30,604	35,735	1,530	10,217
Net change in unrealized appreciation (depreciation)	(61,346)	10,300	(19,222)	6,315

Increase (decrease) in net assets resulting from operations	(31,048)	47,357	(18,225)	15,604

From Distributions to Shareholders
Net investment income, Class A	(127)	—	—	—
Net investment income, Class B	—	—	—	—
Net investment income, Class C	—	—	—	—
Net investment income, Class I	(1,209)	—	—	—
Net investment income, Class R6	(1)	—	—	—
Net realized short-term gains, Class A	—	(1,325)	—	—
Net realized short-term gains, Class B	—	—	—	—
Net realized short-term gains, Class C	—	(338)	—	—
Net realized short-term gains, Class I	—	(2,107)	—	—
Net realized long-term gains, Class A	(4,052)	(5,247)	(1,451)	(8,642)
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	(2,256)	(2,057)	(311)	(1,382)
Net realized long-term gains, Class I	(13,765)	(14,327)	(904)	(2,143)
Net realized long-term gains, Class R6	(14)	(3)	—	—

Decrease in net assets from distributions to shareholders	(21,424)	(25,404)	(2,666)	(12,167)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(3,182)	(97,383)	(1,161)	(13,406)
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	1,284	(1,120)	1,520	2,067
Change in net assets from share transactions, Class I	(12,271)	(11,222)	22,092	13,280
Change in net assets from share transactions, Class R6	155	103	—	—

Increase (decrease) in net assets from share transactions	(14,014)	(109,622)	22,451	1,941

Net increase (decrease) in net assets	(66,486)	(87,669)	1,560	5,378

Net Assets
Beginning of period	350,470	438,139	134,263	128,885

End of period	$283,984	$350,470	$135,823	$134,263

Accumulated undistributed net investment income (loss) at end of period	$(321)	$1,322	$(657)	$(124)

See Notes to Financial Statements

Strategic Growth Fund		Tactical Allocation Fund
Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$(759)	$(1,018)	$2,168	$4,025
11,083	33,591	1,771	11,465
(35,556)	42,977	(18,978)	(8,765)

(25,232)	75,550	(15,039)	6,725

—	—	(1,504)	(3,836)
—	—	(1)	(5)
—	—	(40)	(57)
—	—	—	—
—	—	—	—
—	—	—	(2,133)
—	—	—	(5)
—	—	—	(41)
—	—	—	—
(8,523)	(16,564)	(7,797)	(6,647)
(49)	(107)	(15)	(16)
(350)	(428)	(363)	(150)
(179)	(302)	—	—
—	—	—	—

(9,101)	(17,401)	(9,720)	(12,890)

(10,218)	(21,598)	(247)	(9,041)
(383)	(763)	(64)	(192)
6,722	4,826	2,315	2,661
(685)	2,146	—	—
—	—	—	—

(4,564)	(15,389)	2,004	(6,572)

(38,897)	42,760	(22,755)	(12,737)

456,434	413,674	187,142	199,879

$417,537	$456,434	$164,387	$187,142

$(881)	$(122)	$432	$(191)

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Contrarian Value Fund
Class A
4/1/15 to 9/30/15(14)	$36.18	0.11	(5.96)	(5.85)	(0.16)	—	(0.16)	(6.01)	$30.17	(16.24	)%(4)	$133,412	1.41	%(3)(13)	1.41	%(3)	0.61	%(3)	8	%(4)
4/1/14 to 3/31/15	37.12	0.34	(0.97)	(0.63)	(0.31)	—	(0.31)	(0.94)	36.18	(1.73)		190,896	1.37	(13)	1.37		0.92		34
4/1/13 to 3/31/14	29.97	0.16	7.07	7.23	(0.08)	—	(0.08)	7.15	37.12	24.20		251,498	1.39	(13)	1.39		0.51		15
4/1/12 to 3/31/13	26.21	0.10	3.72	3.82	(0.06)	—	(0.06)	3.76	29.97	14.64		240,250	1.41	(13)	1.41		0.38		19
4/1/11 to 3/31/12	24.69	0.06	1.49	1.55	(0.03)	—	(0.03)	1.52	26.21	6.27		260,849	1.46	(13)	1.45		0.27		22
4/1/10 to 3/31/11	20.47	0.06	4.29	4.35	(0.13)	—	(0.13)	4.22	24.69	21.42		280,485	1.48		1.49		0.29		11

Class C
4/1/15 to 9/30/15(14)	$34.62	(0.02)	(5.71)	(5.73)	(0.03)	—	(0.03)	(5.76)	$28.86	(16.57	)%(4)	$42,456	2.16	%(3)(13)	2.16	%(3)	(0.14	)%(3)	8	%(4)
4/1/14 to 3/31/15	35.55	0.05	(0.92)	(0.87)	(0.06)	—	(0.06)	(0.93)	34.62	(2.44)		60,813	2.12	(13)	2.12		0.14		34
4/1/13 to 3/31/14	28.84	(0.07)	6.78	6.71	—	—	—	6.71	35.55	23.23		62,738	2.14	(13)	2.14		(0.24)		15
4/1/12 to 3/31/13	25.34	(0.09)	3.59	3.50	—	—	—	3.50	28.84	13.81		54,236	2.16	(13)	2.16		(0.37)		19
4/1/11 to 3/31/12	24.02	(0.11)	1.43	1.32	—	—	—	1.32	25.34	5.50		56,287	2.21	(13)	2.20		(0.49)		22
4/1/10 to 3/31/11	19.93	(0.09)	4.18	4.09	—	—	—	4.09	24.02	20.52		62,174	2.23		2.24		(0.46)		11

Class I
4/1/15 to 9/30/15(14)	$36.18	0.15	(5.96)	(5.81)	(0.21)	—	(0.21)	(6.02)	$30.16	(16.15	)%(4)	$122,178	1.16	%(3)(13)	1.16	%(3)	0.86	%(3)	8	%(4)
4/1/14 to 3/31/15	37.11	0.40	(0.92)	(0.52)	(0.41)	—	(0.41)	(0.93)	36.18	(1.48)		176,005	1.12	(13)	1.12		1.08		34
4/1/13 to 3/31/14	29.97	0.25	7.05	7.30	(0.16)	—	(0.16)	7.14	37.11	24.52		145,115	1.14	(13)	1.14		0.77		15
4/1/12 to 3/31/13	26.25	0.17	3.71	3.88	(0.16)	—	(0.16)	3.72	29.97	14.89		108,736	1.16	(13)	1.16		0.63		19
4/1/11 to 3/31/12	24.72	0.12	1.50	1.62	(0.09)	—	(0.09)	1.53	26.25	6.56		68,764	1.21	(13)	1.20		0.50		22
4/1/10 to 3/31/11	20.49	0.11	4.30	4.41	(0.18)	—	(0.18)	4.23	24.72	21.74		54,919	1.23		1.24		0.53		11

Class R6
4/1/15 to 9/30/15(14)	$36.20	0.19	(5.97)	(5.78)	(0.24)	—	(0.24)	(6.02)	$30.18	(16.08	)%(4)	$1,955	0.99	%(3)(13)	0.99	%(3)	1.12	%(3)	8	%(4)
11/12/14(7) to 3/31/15	36.99	0.08	(0.66)	(0.58)	(0.21)	—	(0.21)	(0.79)	36.20	(1.57	)(4)	98	0.99	(3)	0.99	(3)	0.56	(3)	34	(4)
Growth & Income Fund
Class A
4/1/15 to 9/30/15(14)	$20.97	0.04	(0.69)	(0.65)	(0.15)	(3.28)	(3.43)	(4.08)	$16.89	(3.70	)%(4)	$101,249	1.25	%(3)	1.37	%(3)	0.44	%(3)	179	%(4)
4/1/14 to 3/31/15	21.94	0.17	1.84	2.01	(0.08)	(2.90)	(2.98)	(0.97)	20.97	9.75		116,725	1.25		1.36		0.82		345
4/1/13 to 3/31/14	19.51	0.14	4.02	4.16	(0.10)	(1.63)	(1.73)	2.43	21.94	21.84		111,074	1.25		1.39		0.66		283
4/1/12 to 3/31/13	17.93	0.09	1.53	1.62	(0.04)	—	(0.04)	1.58	19.51	9.12		100,976	1.25		1.44		0.52		65
4/1/11 to 3/31/12	17.22	0.07	0.70	0.77	(0.06)	—	(0.06)	0.71	17.93	4.48		79,934	1.25		1.48		0.40		51
4/1/10 to 3/31/11	14.87	0.09	2.37	2.46	(0.11)	—	(0.11)	2.35	17.22	16.69		88,027	1.25		1.53		0.63		44

Class C
4/1/15 to 9/30/15(14)	$19.42	(0.03)	(0.64)	(0.67)	(0.07)	(3.28)	(3.35)	(4.02)	$15.40	(4.11	)%(4)	$35,254	2.00	%(3)	2.12	%(3)	(0.29	)%(3)	179	%(4)
4/1/14 to 3/31/15	20.60	0.01	1.72	1.73	(0.01)	(2.90)	(2.91)	(1.18)	19.42	8.91		37,312	2.00		2.12		0.06		345
4/1/13 to 3/31/14	18.46	(0.02)	3.81	3.79	(0.02)	(1.63)	(1.65)	2.14	20.60	20.93		27,930	2.00		2.14		(0.09)		283
4/1/12 to 3/31/13	17.05	(0.04)	1.45	1.41	—	—	—	1.41	18.46	8.27		24,782	2.00		2.19		(0.23)		65
4/1/11 to 3/31/12	16.44	(0.05)	0.66	0.61	—	—	—	0.61	17.05	3.71		25,978	2.00		2.23		(0.35)		51
4/1/10 to 3/31/11	14.23	(0.02)	2.26	2.24	(0.03)	—	(0.03)	2.21	16.44	15.84		28,944	2.00		2.28		(0.12)		44

Class I
4/1/15 to 9/30/15(14)	$20.96	0.07	(0.71)	(0.64)	(0.18)	(3.28)	(3.46)	(4.10)	$16.86	(3.61	)%(4)	$7,910	1.00	%(3)	1.12	%(3)	0.68	%(3)	179	%(4)
4/1/14 to 3/31/15	21.90	0.22	1.85	2.07	(0.11)	(2.90)	(3.01)	(0.94)	20.96	10.06		8,969	1.00		1.11		1.05		345
4/1/13 to 3/31/14	19.48	0.19	4.01	4.20	(0.15)	(1.63)	(1.78)	2.42	21.90	22.12		11,291	1.00		1.14		0.90		283
4/1/12 to 3/31/13	17.91	0.14	1.51	1.65	(0.08)	—	(0.08)	1.57	19.48	9.28		11,589	1.00		1.17		0.78		65
4/1/11 to 3/31/12	17.21	0.11	0.69	0.80	(0.10)	—	(0.10)	0.70	17.91	4.75		6,167	1.00		1.23		0.66		51
4/1/10 to 3/31/11	14.85	0.13	2.37	2.50	(0.14)	—	(0.14)	2.36	17.21	17.09		5,719	1.00		1.28		0.90		44

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid-Cap Core Fund
Class A
4/1/15 to 9/30/15(14)	$23.00	(0.04)	(2.19)	(2.23)	—	(0.14)	(0.14)	(2.37)	$20.63	(9.76	)%(4)	$15,820	1.35	%(3)	1.58	%(3)	(0.37	)%(3)	6	%(4)
4/1/14 to 3/31/15	19.80	(0.07)	4.47	4.40	—	(1.20)	(1.20)	3.20	23.00	22.75		13,080	1.35		2.46		(0.34)		26
4/1/13 to 3/31/14	17.49	(0.06)	2.68	2.62	—	(0.31)	(0.31)	2.31	19.80	15.17		3,027	1.35		3.08		(0.31)		30
4/1/12 to 3/31/13	15.80	0.19	1.86	2.05	(0.25)	(0.11)	(0.36)	1.69	17.49	13.21		1,691	1.35		3.92		1.20		62
4/1/11 to 3/31/12	14.71	0.01	1.11	1.12	—	(0.03)	(0.03)	1.09	15.80	7.65		945	1.35		4.61		0.07		27
4/1/10 to 3/31/11	12.57	— (5)	2.37	2.37	(0.04)	(0.19)	(0.23)	2.14	14.71	19.12		669	1.35		10.37		(0.01)		13

Class C
4/1/15 to 9/30/15(14)	$22.12	(0.12)	(2.09)	(2.21)	—	(0.14)	(0.14)	(2.35)	$19.77	(10.10	)%(4)	$5,291	2.10	%(3)	2.33	%(3)	(1.13	)%(3)	6	%(4)
4/1/14 to 3/31/15	19.23	(0.23)	4.32	4.09	—	(1.20)	(1.20)	2.89	22.12	21.84		4,363	2.10		2.83		(1.10)		26
4/1/13 to 3/31/14	17.12	(0.18)	2.60	2.42	—	(0.31)	(0.31)	2.11	19.23	14.32		209	2.10		3.84		(1.01)		30
4/1/12 to 3/31/13	15.50	0.06	1.83	1.89	(0.16)	(0.11)	(0.27)	1.62	17.12	12.42		226	2.10		4.70		0.36		62
4/1/11 to 3/31/12	14.54	(0.09)	1.08	0.99	—	(0.03)	(0.03)	0.96	15.50	6.78		211	2.10		5.41		(0.65)		27
4/1/10 to 3/31/11	12.49	(0.10)	2.34	2.24	—	(0.19)	(0.19)	2.05	14.54	18.18		189	2.10		11.15		(0.76)		13

Class I
4/1/15 to 9/30/15(14)	$23.17	(0.01)	(2.21)	(2.22)	—	(0.14)	(0.14)	(2.36)	$20.81	(9.64	)%(4)	$4,949	1.10	%(3)	1.33	%(3)	(0.12	)%(3)	6	%(4)
4/1/14 to 3/31/15	19.89	(0.03)	4.51	4.48	—	(1.20)	(1.20)	3.28	23.17	23.05		4,804	1.10		2.17		(0.16)		26
4/1/13 to 3/31/14	17.52	(0.01)	2.69	2.68	—	(0.31)	(0.31)	2.37	19.89	15.48		1,178	1.10		2.85		(0.08)		30
4/1/12 to 3/31/13	15.84	0.25	1.84	2.09	(0.30)	(0.11)	(0.41)	1.68	17.52	13.50		1,316	1.10		3.65		1.56		62
4/1/11 to 3/31/12	14.72	0.05	1.10	1.15	—	(0.03)	(0.03)	1.12	15.84	7.85		1,271	1.10		4.41		0.37		27
4/1/10 to 3/31/11	12.59	0.04	2.35	2.39	(0.07)	(0.19)	(0.26)	2.13	14.72	19.33		588	1.10		9.89		0.28		13
Mid-Cap Growth Fund
Class A
4/1/15 to 9/30/15(14)	$22.80	(0.10)	(2.22)	(2.32)	—	(0.34)	(0.34)	(2.66)	$20.14	(10.39	)%(4)	$72,160	1.40	%(3)	1.45	%(3)	(0.84	)%(3)	16	%(4)
4/1/14 to 3/31/15	21.30	(0.15)	2.34	2.19	—	(0.69)	(0.69)	1.50	22.80	10.50		83,158	1.43	(8)	1.46		(0.71)		27
4/1/13 to 3/31/14	19.02	(0.15)	2.43	2.28	—	—	—	2.28	21.30	11.99		81,016	1.45		1.44		(0.74)		32
4/1/12 to 3/31/13	17.44	(0.08)	1.66	1.58	—	—	—	1.58	19.02	9.06		79,561	1.45		1.51		(0.49)		35
4/1/11 to 3/31/12	17.67	(0.10)	(0.13)	(0.23)	—	—	—	(0.23)	17.44	(1.30)		78,925	1.49	(9)	1.56		(0.64)		163
4/1/10 to 3/31/11	14.03	(0.13)	3.77	3.64	—	—	—	3.64	17.67	25.94		88,784	1.45		1.57		(0.85)		81

Class B
4/1/15 to 9/30/15(14)	$19.02	(0.15)	(1.84)	(1.99)	—	(0.34)	(0.34)	(2.33)	$16.69	(10.72	)%(4)	$418	2.15	%(3)	2.20	%(3)	(1.59	)%(3)	16	%(4)
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68		608	2.18	(8)	2.21		(1.46)		27
4/1/13 to 3/31/14	16.20	(0.25)	2.06	1.81	—	—	—	1.81	18.01	11.17		732	2.20		2.20		(1.49)		32
4/1/12 to 3/31/13	14.97	(0.18)	1.41	1.23	—	—	—	1.23	16.20	8.22		1,142	2.20		2.26		(1.26)		35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		1,495	2.24	(9)	2.31		(1.40)		163
4/1/10 to 3/31/11	12.22	(0.19)	3.25	3.06	—	—	—	3.06	15.28	25.04		2,185	2.20		2.32		(1.48)		81

Class C
4/1/15 to 9/30/15(14)	$19.02	(0.15)	(1.84)	(1.99)	—	(0.34)	(0.34)	(2.33)	$16.69	(10.72	)%(4)	$5,687	2.15	%(3)	2.20	%(3)	(1.60	)%(3)	16	%(4)
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68		5,976	2.18	(8)	2.21		(1.46)		27
4/1/13 to 3/31/14	16.21	(0.26)	2.06	1.80	—	—	—	1.80	18.01	11.10		5,233	2.20		2.19		(1.49)		32
4/1/12 to 3/31/13	14.97	(0.18)	1.42	1.24	—	—	—	1.24	16.21	8.28		4,850	2.20		2.26		(1.24)		35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		4,849	2.24	(9)	2.31		(1.40)		163
4/1/10 to 3/31/11	12.22	(0.21)	3.27	3.06	—	—	—	3.06	15.28	25.04		5,389	2.20		2.32		(1.63)		81

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid-Cap Growth Fund
(Continued)
Class I
4/1/15 to 9/30/15(14)	$23.26	(0.07)	(2.27)	(2.34)	—	(0.34)	(0.34)	(2.68)	$20.58	(10.27	)%(4)	$3,156	1.15	%(3)	1.20	%(3)	(0.60	)%(3)	16	%(4)
4/1/14 to 3/31/15	21.66	(0.10)	2.39	2.29	—	(0.69)	(0.69)	1.60	23.26	10.79		3,288	1.18		1.21		(0.46)		27
4/1/13 to 3/31/14	19.30	(0.10)	2.46	2.36	—	—	—	2.36	21.66	12.23		2,324	1.20		1.19		(0.49)		32
4/1/12 to 3/31/13	17.65	(0.04)	1.69	1.65	—	—	—	1.65	19.30	9.35		1,932	1.20		1.26		(0.24)		35
4/1/11 to 3/31/12	17.83	(0.06)	(0.12)	(0.18)	—	—	—	(0.18)	17.65	(1.01)		1,831	1.24	(9)	1.31		(0.37)		163
4/1/10 to 3/31/11	14.12	(0.09)	3.80	3.71	—	—	—	3.71	17.83	26.27		1,519	1.20		1.32		(0.61)		81
Quality Large-Cap Value
Fund
Class A
4/1/15 to 9/30/15(14)	$15.40	0.06	(1.74)	(1.68)	(0.08)	—	(0.08)	(1.76)	$13.64	(11.00	)%(4)	$46,594	1.35	%(3)	1.41	%(3)	0.79	%(3)	17	%(4)
4/1/14 to 3/31/15	13.93	0.10	1.49	1.59	(0.12)	—	(0.12)	1.47	15.40	11.45		55,215	1.35		1.42		0.71		56
4/1/13 to 3/31/14	11.96	0.10	1.98	2.08	(0.11)	—	(0.11)	1.97	13.93	17.50		49,275	1.35		1.43		0.81		23
4/1/12 to 3/31/13	10.76	0.13	1.18	1.31	(0.11)	—	(0.11)	1.20	11.96	12.36		48,193	1.35		1.47		1.19		32
4/1/11 to 3/31/12	10.36	0.12	0.37	0.49	(0.09)	—	(0.09)	0.40	10.76	4.84		40,936	1.35		1.53		1.19		17
4/1/10 to 3/31/11	9.18	0.09	1.21	1.30	(0.12)	—	(0.12)	1.18	10.36	14.40		44,331	1.35		1.58		0.96		29

Class C
4/1/15 to 9/30/15(14)	$15.03	— (5)	(1.70)	(1.70)	(0.01)	—	(0.01)	(1.71)	$13.32	(11.31	)%(4)	$12,468	2.10	%(3)	2.15	%(3)	0.00	%(3)	17	%(4)
4/1/14 to 3/31/15	13.67	0.01	1.43	1.44	(0.08)	—	(0.08)	1.36	15.03	10.64		20,383	2.10		2.16		0.07		56
4/1/13 to 3/31/14	11.77	0.01	1.94	1.95	(0.05)	—	(0.05)	1.90	13.67	16.56		3,803	2.10		2.18		0.05		23
4/1/12 to 3/31/13	10.60	0.04	1.18	1.22	(0.05)	—	(0.05)	1.17	11.77	11.57		3,452	2.10		2.23		0.42		32
4/1/11 to 3/31/12	10.21	0.04	0.37	0.41	(0.02)	—	(0.02)	0.39	10.60	4.06		3,186	2.10		2.28		0.43		17
4/1/10 to 3/31/11	9.05	0.02	1.20	1.22	(0.06)	—	(0.06)	1.16	10.21	13.56		3,819	2.10		2.33		0.20		29

Class I
4/1/15 to 9/30/15(14)	$15.40	0.08	(1.74)	(1.66)	(0.10)	—	(0.10)	(1.76)	$13.64	(10.88	)%(4)	$6,503	1.10	%(3)	1.15	%(3)	1.01	%(3)	17	%(4)
4/1/14 to 3/31/15	13.93	0.14	1.49	1.63	(0.16)	—	(0.16)	1.47	15.40	11.72		9,776	1.10		1.17		0.96		56
4/1/13 to 3/31/14	11.97	0.13	1.97	2.10	(0.14)	—	(0.14)	1.96	13.93	17.70		9,546	1.10		1.18		0.99		23
4/1/12 to 3/31/13	10.76	0.20	1.15	1.35	(0.14)	—	(0.14)	1.21	11.97	12.73		30,360	1.10		1.12		1.73		32
4/1/11 to 3/31/12	10.36	0.15	0.37	0.52	(0.12)	—	(0.12)	0.40	10.76	5.11		1,398	1.10		1.28		1.46		17
4/1/10 to 3/31/11	9.18	0.12	1.20	1.32	(0.14)	—	(0.14)	1.18	10.36	14.67		522	1.10		1.33		1.27		29
Quality Small-Cap Fund
Class A
4/1/15 to 9/30/15(14)	$16.61	0.02	(1.51)	(1.49)	(0.10)	(0.81)	(0.91)	(2.40)	$14.21	(9.49	)%(4)	$64,958	1.30	%(3)	1.30	%(3)	0.30	%(3)	7	%(4)
4/1/14 to 3/31/15	16.74	0.09	1.38	1.47	(0.03)	(1.57)	(1.60)	(0.13)	16.61	9.33		74,738	1.28	(6)	1.28		0.54		24
4/1/13 to 3/31/14	13.91	0.04	2.84	2.88	(0.05)	—	(0.05)	2.83	16.74	20.78		137,496	1.32	(6)	1.32		0.24		24
4/1/12 to 3/31/13	13.22	0.16	0.78	0.94	(0.25)	—	(0.25)	0.69	13.91	7.37		118,376	1.42	(6)	1.34		1.29		16	(12)
4/1/11 to 3/31/12	12.38	0.18	0.77	0.95	(0.11)	—	(0.11)	0.84	13.22	7.73		120,962	1.42	(6)	1.34		1.45		19
4/1/10 to 3/31/11	9.98	0.16	2.38	2.54	(0.14)	—	(0.14)	2.40	12.38	25.72		105,975	1.48	(8)(9)	1.50		1.50		28

Class C
4/1/15 to 9/30/15(14)	$16.41	(0.03)	(1.51)	(1.54)	—	(0.81)	(0.81)	(2.35)	$14.06	(9.88	)%(4)	$22,294	2.05	%(3)	2.05	%(3)	(0.45	)%(3)	7	%(4)
4/1/14 to 3/31/15	16.65	(0.02)	1.35	1.33	—	(1.57)	(1.57)	(0.24)	16.41	8.49		25,634	2.03	(6)	2.03		(0.12)		24
4/1/13 to 3/31/14	13.89	(0.08)	2.84	2.76	—	—	—	2.76	16.65	19.87		27,132	2.07	(6)	2.07		(0.52)		24
4/1/12 to 3/31/13	13.20	0.07	0.77	0.84	(0.15)	—	(0.15)	0.69	13.89	6.57		23,793	2.17	(6)	2.09		0.56		16	(12)
4/1/11 to 3/31/12	12.36	0.08	0.78	0.86	(0.02)	—	(0.02)	0.84	13.20	6.96		22,765	2.17	(6)	2.09		0.66		19
4/1/10 to 3/31/11	9.97	0.09	2.37	2.46	(0.07)	—	(0.07)	2.39	12.36	24.75		22,174	2.21	(8)(9)	2.22		0.83		28

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Quality Small-Cap Fund
(Continued)
Class I
4/1/15 to 9/30/15(14)	$16.64	0.04	(1.51)	(1.47)	(0.15)	(0.81)	(0.96)	(2.43)	$14.21	(9.40	)%(4)	$137,376	1.05	%(3)	1.05	%(3)	0.55	%(3)	7	%(4)
4/1/14 to 3/31/15	16.77	0.16	1.35	1.51	(0.07)	(1.57)	(1.64)	(0.13)	16.64	9.59		163,082	1.03	(6)	1.03		0.97		24
4/1/13 to 3/31/14	13.92	0.08	2.84	2.92	(0.07)	—	(0.07)	2.85	16.77	21.06		104,149	1.07	(6)	1.07		0.49		24
4/1/12 to 3/31/13	13.23	0.15	0.82	0.97	(0.28)	—	(0.28)	0.69	13.92	7.64		91,502	1.17	(6)	1.10		1.19		16	(12)
4/1/11 to 3/31/12	12.38	0.22	0.77	0.99	(0.14)	—	(0.14)	0.85	13.23	8.08		200,302	1.17	(6)	1.09		1.77		19
4/1/10 to 3/31/11	9.99	0.18	2.38	2.56	(0.17)	—	(0.17)	2.39	12.38	25.89		143,333	1.23	(8)(9)	1.26		1.73		28
Small-Cap Core Fund
Class A
4/1/15 to 9/30/15(14)	$25.65	(0.03)	(2.24)	(2.27)	(0.05)	(1.54)	(1.59)	(3.86)	$21.79	(9.52	)%(4)	$54,006	1.37	%(3)	1.37	%(3)	(0.28	)%(3)	22	%(4)
4/1/14 to 3/31/15	24.19	0.03	3.07	3.10	—	(1.64)	(1.64)	1.46	25.65	13.28		67,696	1.34		1.34		0.12		28
4/1/13 to 3/31/14	21.41	(0.02)	2.84	2.82	(0.03)	(0.01)	(0.04)	2.78	24.19	13.17		162,302	1.39		1.39		(0.09)		31
4/1/12 to 3/31/13	20.07	0.10	1.75	1.85	(0.18)	(0.33)	(0.51)	1.34	21.41	9.64		143,293	1.37		1.37		0.52		15	(12)
4/1/11 to 3/31/12	18.82	0.20	1.66	1.86	(0.02)	(0.59)	(0.61)	1.25	20.07	10.17		77,327	1.34		1.34		1.08		10
4/1/10 to 3/31/11	14.81	0.01	4.00	4.01	—	—	—	4.01	18.82	27.08		35,679	1.47	(9)	1.47		0.04		22

Class C
4/1/15 to 9/30/15(14)	$22.98	(0.11)	(1.99)	(2.10)	—	(1.54)	(1.54)	(3.64)	$19.34	(9.87	)%(4)	$29,495	2.12	%(3)	2.12	%(3)	(1.04	)%(3)	22	%(4)
4/1/14 to 3/31/15	21.99	(0.11)	2.74	2.63	—	(1.64)	(1.64)	0.99	22.98	12.44		33,735	2.09		2.09		(0.50)		28
4/1/13 to 3/31/14	19.58	(0.18)	2.60	2.42	— (5)	(0.01)	(0.01)	2.41	21.99	12.35		33,437	2.14		2.14		(0.84)		31
4/1/12 to 3/31/13	18.38	(0.04)	1.61	1.57	(0.04)	(0.33)	(0.37)	1.20	19.58	8.84		27,641	2.12		2.12		(0.23)		15	(12)
4/1/11 to 3/31/12	17.40	0.03	1.54	1.57	—	(0.59)	(0.59)	0.98	18.38	9.33		15,517	2.09		2.09		0.15		10
4/1/10 to 3/31/11	13.79	(0.11)	3.72	3.61	—	—	—	3.61	17.40	26.18		10,067	2.24	(9)	2.24		(0.74)		22

Class I
4/1/15 to 9/30/15(14)	$26.58	— (5)	(2.32)	(2.32)	(0.14)	(1.54)	(1.68)	(4.00)	$22.58	(9.42	)%(4)	$200,259	1.12	%(3)	1.12	%(3)	(0.04	)%(3)	22	%(4)
4/1/14 to 3/31/15	24.95	0.13	3.14	3.27	—	(1.64)	(1.64)	1.63	26.58	13.57		248,933	1.08		1.08		0.53		28
4/1/13 to 3/31/14	22.04	0.04	2.92	2.96	(0.04)	(0.01)	(0.05)	2.91	24.95	13.44		242,400	1.14		1.14		0.19		31
4/1/12 to 3/31/13	20.65	0.13	1.83	1.96	(0.24)	(0.33)	(0.57)	1.39	22.04	9.92		164,483	1.12		1.12		0.63		15	(12)
4/1/11 to 3/31/12	19.33	0.21	1.75	1.96	(0.05)	(0.59)	(0.64)	1.32	20.65	10.45		142,101	1.09		1.09		1.11		10
4/1/10 to 3/31/11	15.17	0.06	4.10	4.16	—	—	—	4.16	19.33	27.42		108,117	1.22	(9)	1.22		0.37		22

Class R6
4/1/15 to 9/30/15(14)	$26.59	— (5)	(2.27)	(2.27)	(0.18)	(1.54)	(1.72)	(3.99)	$22.60	(9.33	)%(4)	$224	0.98	%(3)	0.98	%(3)	0.03	%(3)	22	%(4)
11/12/14(7) to 3/31/15	25.99	0.12	1.36	1.48	—	(0.88)	(0.88)	0.60	26.59	5.83	(4)	106	0.97	(3)	0.97	(3)	1.18	(3)	28	(4)
Small-Cap Sustainable
Growth Fund
Class A
4/1/15 to 9/30/15(14)	$17.54	(0.06)	(1.97)	(2.03)	—	(0.31)	(0.31)	(2.34)	$15.20	(11.79	)%(4)	$71,431	1.50	%(3)	1.52	%(3)	(0.73	)%(3)	8	%(4)
4/1/14 to 3/31/15	16.97	(0.13)	2.46	2.33	—	(1.76)	(1.76)	0.57	17.54	14.56		83,611	1.50		1.57		(0.76)		27
4/1/13 to 3/31/14	14.92	(0.15)	2.68	2.53	—	(0.48)	(0.48)	2.05	16.97	17.15		94,902	1.50		1.56		(0.93)		23
4/1/12 to 3/31/13	12.95	(0.03)	2.00	1.97	—	—	—	1.97	14.92	15.21		70,107	1.61	(8)	1.67		(0.24)		24
4/1/11 to 3/31/12	11.03	(0.10)	2.06	1.96	(0.04)	—	(0.04)	1.92	12.95	17.83	(11)	77,384	1.65	(6)	1.65		(0.84)		46
4/1/10 to 3/31/11	9.51	(0.02)	1.54	1.52	—	—	—	1.52	11.03	15.98		55,662	1.67	(9)	1.91		(0.17)		17

Class C
4/1/15 to 9/30/15(14)	$16.33	(0.12)	(1.82)	(1.94)	—	(0.31)	(0.31)	(2.25)	$14.08	(12.12	)%(4)	$14,752	2.25	%(3)	2.27	%(3)	(1.48	)%(3)	8	%(4)
4/1/14 to 3/31/15	16.03	(0.24)	2.30	2.06	—	(1.76)	(1.76)	0.30	16.33	13.68		15,594	2.25		2.32		(1.51)		27
4/1/13 to 3/31/14	14.22	(0.26)	2.55	2.29	—	(0.48)	(0.48)	1.81	16.03	16.29		13,298	2.25		2.31		(1.68)		23
4/1/12 to 3/31/13	12.44	(0.12)	1.90	1.78	—	—	—	1.78	14.22	14.31		7,555	2.36	(8)	2.42		(0.96)		24
4/1/11 to 3/31/12	10.64	(0.18)	1.98	1.80	—	—	—	1.80	12.44	16.92	(11)	7,490	2.40	(6)	2.40		(1.58)		46
4/1/10 to 3/31/11	9.24	(0.09)	1.49	1.40	—	—	—	1.40	10.64	15.15		5,981	2.42	(9)	2.67		(0.93)		17

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Small-Cap Sustainable
Growth Fund (Continued)
Class I
4/1/15 to 9/30/15(14)	$17.70	(0.04)	(1.98)	(2.02)	—	(0.31)	(0.31)	(2.33)	$15.37	(11.68	)%(4)	$49,640	1.25	%(3)	1.26	%(3)	(0.47	)%(3)	8	%(4)
4/1/14 to 3/31/15	17.08	(0.08)	2.46	2.38	—	(1.76)	(1.76)	0.62	17.70	14.83		35,058	1.25		1.32		(0.47)		27
4/1/13 to 3/31/14	14.98	(0.11)	2.69	2.58	—	(0.48)	(0.48)	2.10	17.08	17.42		20,685	1.25		1.30		(0.68)		23
4/1/12 to 3/31/13	12.96	(0.01)	2.03	2.02	—	—	—	2.02	14.98	15.59		10,026	1.36	(8)	1.42		(0.04)		24
4/1/11 to 3/31/12	11.04	(0.06)	2.05	1.99	(0.07)	—	(0.07)	1.92	12.96	18.03	(11)	9,698	1.40	(6)	1.40		(0.55)		46
4/1/10 to 3/31/11	9.52	(0.01)	1.56	1.55	(0.03)	—	(0.03)	1.52	11.04	16.26		3,195	1.42	(9)	1.88		(0.05)		17
Strategic Growth Fund
Class A
4/1/15 to 9/30/15(14)	$14.23	(0.02)	(0.76)	(0.78)	—	(0.29)	(0.29)	(1.07)	$13.16	(5.70	)%(4)	$391,469	1.28	%(3)(13)	1.28	%(3)	(0.31	)%(3)	13	%(4)
4/1/14 to 3/31/15	12.41	(0.03)	2.40	2.37	—	(0.55)	(0.55)	1.82	14.23	19.29		433,635	1.28	(13)	1.28		(0.22)		28
4/1/13 to 3/31/14	10.45	(0.01)	2.00	1.99	(0.03)	—	(0.03)	1.96	12.41	19.11		399,131	1.28	(13)	1.28		(0.11)		26
4/1/12 to 3/31/13	10.05	0.03	0.37	0.40	—	—	—	0.40	10.45	3.98		373,069	1.34	(13)	1.34		0.31		20
4/1/11 to 3/31/12	9.79	(0.02)	0.28	0.26	—	—	—	0.26	10.05	2.66		409,555	1.35	(13)	1.35		(0.25)		115
4/1/10 to 3/31/11	8.48	(0.03)	1.71	1.68	—	(0.37)	(0.37)	1.31	9.79	20.90		447,994	1.44	(8)	1.44		(0.34)		82

Class B
4/1/15 to 9/30/15(14)	$11.93	(0.06)	(0.63)	(0.69)	—	(0.29)	(0.29)	(0.98)	$10.95	(6.04	)%(4)	$1,673	2.03	%(3)(13)	2.03	%(3)	(1.06	)%(3)	13	%(4)
4/1/14 to 3/31/15	10.56	(0.11)	2.03	1.92	—	(0.55)	(0.55)	1.37	11.93	18.40		2,205	2.03	(13)	2.03		(0.98)		28
4/1/13 to 3/31/14	8.93	(0.08)	1.71	1.63	—	—	—	1.63	10.56	18.25		2,682	2.03	(13)	2.03		(0.86)		26
4/1/12 to 3/31/13	8.66	(0.04)	0.31	0.27	—	—	—	0.27	8.93	3.12		3,236	2.09	(13)	2.09		(0.46)		20
4/1/11 to 3/31/12	8.49	(0.08)	0.25	0.17	—	—	—	0.17	8.66	2.00		4,617	2.10	(13)	2.10		(1.01)		115
4/1/10 to 3/31/11	7.46	(0.08)	1.48	1.40	—	(0.37)	(0.37)	1.03	8.49	19.97		6,449	2.20	(8)	2.20		(1.09)		82

Class C
4/1/15 to 9/30/15(14)	$11.93	(0.06)	(0.62)	(0.68)	—	(0.29)	(0.29)	(0.97)	$10.96	(5.96	)%(4)	$17,140	2.04	%(3)(13)	2.04	%(3)	(1.05	)%(3)	13	%(4)
4/1/14 to 3/31/15	10.57	(0.11)	2.02	1.91	—	(0.55)	(0.55)	1.36	11.93	18.28		11,999	2.02	(13)	2.02		(0.97)		28
4/1/13 to 3/31/14	8.94	(0.08)	1.71	1.63	—	—	—	1.63	10.57	18.23		6,329	2.03	(13)	2.03		(0.86)		26
4/1/12 to 3/31/13	8.66	(0.04)	0.32	0.28	—	—	—	0.28	8.94	3.23		5,993	2.09	(13)	2.09		(0.44)		20
4/1/11 to 3/31/12	8.50	(0.08)	0.24	0.16	—	—	—	0.16	8.66	1.88		6,707	2.10	(13)	2.10		(1.00)		115
4/1/10 to 3/31/11	7.46	(0.08)	1.49	1.41	—	(0.37)	(0.37)	1.04	8.50	20.11		7,507	2.20	(8)	2.20		(1.09)		82
Class I
4/1/15 to 9/30/15(14)	$14.53	— (5)	(0.78)	(0.78)	—	(0.29)	(0.29)	(1.07)	$13.46	(5.58	)%(4)	$7,255	1.03	%(3)(13)	1.03	%(3)	(0.06	)%(3)	13	%(4)
4/1/14 to 3/31/15	12.64	— (5)	2.44	2.44	—	(0.55)	(0.55)	1.89	14.53	19.50		8,595	1.02	(13)	1.02		0.03		28
4/1/13 to 3/31/14	10.64	0.02	2.04	2.06	(0.06)	—	(0.06)	2.00	12.64	19.45		5,532	1.03	(13)	1.03		0.14		26
4/1/12 to 3/31/13	10.21	0.06	0.37	0.43	—	—	—	0.43	10.64	4.21		5,650	1.09	(13)	1.09		0.57		20
4/1/11 to 3/31/12	9.92	—	0.29	0.29	—	—	—	0.29	10.21	2.92		4,733	1.10	(13)	1.10		0.00		115
4/1/10 to 3/31/11	8.56	(0.01)	1.74	1.73	—	(0.37)	(0.37)	1.36	9.92	21.29		4,350	1.20	(8)	1.19		(0.09)		82
Tactical Allocation Fund
Class A
4/1/15 to 9/30/15(14)	$9.75	0.11	(0.88)	(0.77)	(0.08)	(0.43)	(0.51)	(1.28)	$8.47	(8.37	)%(4)	$156,641	1.31	%(3)	1.32	%(3)	2.40	%(3)	41	%(4)
4/1/14 to 3/31/15	10.06	0.21	0.15	0.36	(0.20)	(0.47)	(0.67)	(0.31)	9.75	3.60		180,435	1.30		1.30		2.09		69
4/1/13 to 3/31/14	9.88	0.22	1.13	1.35	(0.21)	(0.96)	(1.17)	0.18	10.06	14.84		195,509	1.29		1.29		2.22		61
4/1/12 to 3/31/13	9.47	0.21	0.53	0.74	(0.22)	(0.11)	(0.33)	0.41	9.88	8.00		186,662	1.30		1.30		2.26		94
4/1/11 to 3/31/12	9.08	0.14	0.38	0.52	(0.13)	—	(0.13)	0.39	9.47	5.88		189,926	1.30		1.30		1.59		128
4/1/10 to 3/31/11	8.18	0.13	0.90	1.03	(0.13)	—	(0.13)	0.90	9.08	12.78		196,705	1.36		1.36		1.59		126

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Tactical Allocation Fund
(Continued)
Class B
4/1/15 to 9/30/15(14)	$9.88	0.08	(0.89)	(0.81)	(0.04)	(0.43)	(0.47)	(1.28)	$8.60	(8.64	)%(4)	$273	2.06	%(3)	2.06	%(3)	1.65	%(3)	41	%(4)
4/1/14 to 3/31/15	10.18	0.14	0.15	0.29	(0.12)	(0.47)	(0.59)	(0.30)	9.88	2.83		379	2.05		2.05		1.37		69
4/1/13 to 3/31/14	9.98	0.15	1.14	1.29	(0.13)	(0.96)	(1.09)	0.20	10.18	13.87		585	2.04		2.04		1.48		61
4/1/12 to 3/31/13	9.56	0.14	0.54	0.68	(0.15)	(0.11)	(0.26)	0.42	9.98	7.30		802	2.05		2.05		1.51		94
4/1/11 to 3/31/12	9.17	0.07	0.39	0.46	(0.07)	—	(0.07)	0.39	9.56	5.02		1,165	2.05		2.05		0.82		128
4/1/10 to 3/31/11	8.26	0.07	0.91	0.98	(0.07)	—	(0.07)	0.91	9.17	11.94		1,697	2.11		2.11		0.85		126

Class C
4/1/15 to 9/30/15(14)	$9.96	0.08	(0.89)	(0.81)	(0.05)	(0.43)	(0.48)	(1.29)	$8.67	(8.63	)%(4)	$7,473	2.06	%(3)	2.07	%(3)	1.67	%(3)	41	%(4)
4/1/14 to 3/31/15	10.27	0.13	0.16	0.29	(0.13)	(0.47)	(0.60)	(0.31)	9.96	2.81		6,328	2.04		2.04		1.29		69
4/1/13 to 3/31/14	10.07	0.15	1.15	1.30	(0.14)	(0.96)	(1.10)	0.20	10.27	13.90		3,785	2.04		2.04		1.46		61
4/1/12 to 3/31/13	9.65	0.15	0.53	0.68	(0.15)	(0.11)	(0.26)	0.42	10.07	7.17		3,021	2.05		2.05		1.51		94
4/1/11 to 3/31/12	9.25	0.08	0.38	0.46	(0.06)	—	(0.06)	0.40	9.65	5.06		2,381	2.05		2.05		0.87		128
4/1/10 to 3/31/11	8.33	0.07	0.92	0.99	(0.07)	—	(0.07)	0.92	9.25	11.96		1,580	2.11		2.11		0.83		126

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(7)	Inception date.
(8)	Represents a blended ratio.
(9)	Net expense ratio includes extraordinary expenses.
(10)	For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(11)	Includes the effect of a distribution from a Fair Fund settlement. Without this effect, the total return would have been 16.55% for Class A shares, 15.60% for Class C shares and 17.03% for Class I shares.
(12)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind.
(13)	The Fund is currently under its expense limitation.
(14)	Unaudited.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (Unaudited)

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which ten (the “Funds”) are reported in this semiannual report.

Each Fund has a distinct investment objective outlined below.

Funds	Each Fund Seeks to Provide
Contrarian Value Fund	Long-term capital growth
Growth & Income Fund	Capital appreciation and current income
Mid-Cap Core Fund	Long-term capital appreciation
Mid-Cap Growth Fund	Capital appreciation
Quality Large-Cap Value Fund	Long-term capital appreciation
Quality Small-Cap Fund	Long-term capital appreciation
Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration
Small-Cap Sustainable Growth Fund	Long-term capital appreciation
Strategic Growth Fund	Long-term capital growth
Tactical Allocation Fund	Capital appreciation and income

All of the Funds offer Class A shares and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. Class R6 shares are offered by the Contrarian Value Fund and the Small-Cap Core Fund. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. For information regarding Qualifying Transactions, refer to the prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC. Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan (“12b-1 Plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each Class of shares.

Note	2. Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed securities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2015, all loan agreements held by the Funds are assignment loans.

H.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2015, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Mid-Cap Core Fund	$509	$520
Mid-Cap Growth Fund	1,212	1,431
Quality Large-Cap Value Fund	961	981
Strategic Growth Fund	4,527	4,619
Tactical Allocation Fund	1,469	1,499

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

A Fund utilizes equity index futures to equitize residual cash balances, where possible, in order to reduce tracking error from the referenced index. The use of index futures contracts exposes the Fund to equity price risk. In addition to the following risks: 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Growth & Income Fund utilizes equity index futures to equitize residual cash balances, where possible, in order to reduce tracking error from the S&P 500® Index. The Growth & Income Fund invests in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

Written options transactions held by Growth & Income Fund, during the period ended September 30, 2015, were as follows:

	Calls		Puts
	Number of Contracts	Premiums received	Number of Contracts	Premiums received
Written Options outstanding at March 31, 2015	1,245	$45	1,245	$405
Options written	14,013	447	14,678	5,777
Options closed	(10,831)	(331)	(12,046)	(4,543)
Options expired	(3,586)	(137)	(3,036)	(1,255)
Options exercised	—	—	—	—

Written Options outstanding at September 30, 2015	841	$24	841	$384

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

The following is a summary of the Trust’s derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of September 30, 2015:

Statements of Assets and Liabilities
Growth & Income
Assets: Purchased options at value	$73 (1)
Liabilities: Written options at value	(363)

Net asset (liability) balance	$(290)

Statements of Operations
	Growth & Income
Net realized gain (loss) on purchased options	$(2,570	)(2)
Net realized gain (loss) on written options	4,982
Net change in unrealized appreciation (depreciation) on purchased options	$16	(3)
Net change in unrealized appreciation (depreciation) on written options	$(40)

Total net realized and unrealized gain (loss)	$2,388

(1)	Amount included in Investment Securities at value.
(2)	Amount included in Net realized gain (loss) on investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on investments.

For the period ended September 30, 2015, Growth & Income Fund’s average daily premiums paid by the Fund for purchased options were $155, and the average daily premiums received for written call options by the Fund were $(376).

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Quality Small-Cap Fund	0.70%
Small-Cap Core Fund	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Growth & Income Fund	0.75%	0.70%	0.65%
Mid-Cap Core Fund	0.80	0.75	0.70
Quality Large-Cap Value Fund	0.75	0.70	0.65
Strategic Growth Fund	0.70	0.65	0.60
Tactical Allocation Fund	0.70	0.65	0.60

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
Small-Cap Sustainable Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	Over $1 Billion
Contrarian Value Fund	0.75%	0.70%

During the period covered by these financial statements, the Tactical Allocation Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $4. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve is as follows:

Fund	Subadviser	Fund	Subadviser
Contrarian Value Fund	Sasco Capital, Inc.	Small-Cap Core Fund	Kayne(1)(2)
Growth & Income Fund	Rampart Investment Management Company, LLC(2)	Small-Cap Sustainable Growth Fund	Kayne(1)(2)
Mid-Cap Core Fund	Kayne(1)(2)	Strategic Growth Fund	Kayne(1)(2)
Mid-Cap Growth Fund	Kayne(1)(2)	Tactical Allocation Fund (Equity and Cash Portfolio)	Euclid Advisors LLC(2)
Quality Large-Cap Value Fund	Kayne(1)(2)	Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet Asset Management, LLC(2)
Quality Small-Cap Fund	Kayne(1)(2)

(1)	Kayne Anderson Rudnick Investment Management, LLC.
(2)	An indirect wholly owned subsidiary of Virtus.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

C.	Expense Limits and Fee Waivers

Effective September 1, 2015, the Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses), so that such expenses do not exceed the following percentages of the average annual daily net asset values for the following Funds.

	Class A	Class B	Class C	Class I	Class R6	Through Date
Contrarian Value Fund†	1.48%	N/A	2.23%	1.23%	1.10%	7/31/17
Growth & Income Fund†	1.25	N/A	2.00	1.00	N/A	7/31/17
Mid-Cap Core Fund†	1.35	N/A	2.10	1.10	N/A	7/31/17
Mid-Cap Growth Fund†	1.40	2.15%	2.15	1.15	N/A	7/31/17
Quality Large-Cap Value Fund†	1.35	N/A	2.10	1.10	N/A	7/31/17
Quality Small-Cap Fund†	1.42	N/A	2.17	1.17	N/A	7/31/17
Small-Cap Sustainable Growth Fund†	1.50	N/A	2.25	1.25	N/A	7/31/17
Strategic Growth Fund†	1.47	2.22	2.22	1.22	N/A	7/31/17

†	For the period April 1, 2015, through August 31, 2015, the waiver was voluntary.

Fund expenses for Contrarian Value Fund, Quality Small-Cap Fund, and Strategic Growth Fund are currently below the capped level.

D.	Expense Recapture

For certain Funds the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2015	2016	2017	Total
Growth & Income Fund	$193	$168	$175	$536
Mid-Cap Core Fund	72	69	77	218
Mid-Cap Growth Fund	52	—	21	73
Quality Large-Cap Value Fund	41	34	45	120
Small-Cap Sustainable Growth Fund	46	63	79	188

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the period ended September 30, 2015, it retained net commissions of $37 for Class A shares and deferred sales charges of $15, $—1, $36 for Class A shares, Class B shares, and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

1 Amount is less than $500.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended September 30, 2015, the Funds incurred administration fees totaling $1,012 which are included in the Statements of Operations.

For the period ended September 30, 2015, the Funds incurred transfer agent fees totaling $1,462 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

($ reported in thousands except shares)

At September 30, 2015, Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Contrarian Value Fund
Class R6	2,737	$83
Small-Cap Core Fund
Class R6	4,246	96

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

H.	Investments in Affiliates

A summary of the Tactical Allocation Fund’s total long-term and short-term purchases and sales of the affiliated underlying fund during the period ended September 30, 2015 is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Credit Opportunities Fund	$—	$1,759	$—	$1,718	$6	$—

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, futures contracts, written options, and short-term securities) during the period ended September 30, 2015, were as follows:

	Purchases	Sales
Contrarian Value Fund	$30,590	$87,836
Growth & Income Fund	283,864	293,039
Mid-Cap Core Fund	8,855	1,380
Mid-Cap Growth Fund	14,186	16,673
Quality Large-Cap Value Fund	13,114	23,885
Quality Small-Cap Fund	17,506	27,696
Small-Cap Core Fund	70,157	104,536
Small-Cap Sustainable Growth Fund	35,148	10,207
Strategic Growth Fund	58,793	71,709
Tactical Allocation Fund	70,944	74,413

The Tactical Allocation Fund had purchases of $2,688 and sales of $4,605 of long-term U.S. Government and agency securities during the year ended September 30, 2015.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Contrarian Value Fund				Growth & Income Fund
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015		Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	283	$9,693	2,188	$82,667	344	$6,536	760	$16,096
Reinvestment of distributions	18	628	44	1,669	995	17,429	668	13,856
Shares repurchased	(1,154)	(40,077)	(3,732)	(136,460)	(908)	(16,612)	(926)	(19,490)

Net Increase / (Decrease)	(853)	$(29,756)	(1,500)	$(52,124)	431	$7,353	502	$10,462

Class C
Sale of shares	27	$903	284	$10,150	375	$6,949	652	$12,787
Reinvestment of distributions	1	38	2	82	374	5,992	179	3,472
Shares repurchased	(314)	(10,269)	(294)	(10,354)	(381)	(6,663)	(267)	(5,239)

Net Increase / (Decrease)	(286)	$(9,328)	(8)	$(122)	368	$6,278	564	$11,020

Class I
Sale of shares	339	$11,735	2,860	$107,915	43	$852	185	$3,875
Reinvestment of distributions	25	890	47	1,767	78	1,362	52	1,070
Shares repurchased	(1,178)	(40,534)	(1,953)	(71,804)	(80)	(1,478)	(324)	(6,891)

Net Increase / (Decrease)	(814)	$(27,909)	954	$37,878	41	$736	(87)	$(1,946)

Class R6
Sale of shares	70	$2,551	3	$100	—	$—	—	$—
Reinvestment of distributions	— (1)	17	—	1	—	—	—	—
Shares repurchased	(8)	(281)	— (1)	— (2)	—	—	—	—

Net Increase / (Decrease)	62	$2,287	3	$101	—	$—	—	$—

	Mid-Cap Core Fund				Mid-Cap Growth Fund
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015		Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	270	$6,119	475	$10,540	74	$1,660	110	$2,344
Reinvestment of distributions	4	94	12	252	49	1,142	110	2,366
Shares repurchased	(76)	(1,710)	(71)	(1,524)	(187)	(4,209)	(377)	(8,041)

Net Increase / (Decrease)	198	$4,503	416	$9,268	(64)	$(1,407)	(157)	$(3,331)

Class B
Sale of shares	—	$—	—	$—	— (1)	$1	5	$86
Reinvestment of distributions	—	—	—	—	— (1)	9	1	22
Shares repurchased	—	—	—	—	(7)	(140)	(15)	(264)

Net Increase / (Decrease)	—	$—	—	$—	(7)	$(130)	(9)	$(156)

Class C
Sale of shares	108	$2,377	193	$4,199	55	$1,063	58	$1,082
Reinvestment of distributions	2	35	1	17	5	94	9	164
Shares repurchased	(40)	(832)	(7)	(149)	(34)	(631)	(43)	(760)

Net Increase / (Decrease)	70	$1,580	187	$4,067	26	$526	24	$486

Class I
Sale of shares	109	$2,494	167	$3,744	23	$539	47	$1,038
Reinvestment of distributions	2	40	3	73	2	49	4	82
Shares repurchased	(81)	(1,770)	(22)	(482)	(13)	(298)	(17)	(377)

Net Increase / (Decrease)	30	$764	148	$3,335	12	$290	34	$743

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

	Quality Large-Cap Value Fund				Quality Small-Cap Fund
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015		Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	251	$3,511	989	$14,924	219	$3,449	653	$10,653
Reinvestment of distributions	16	245	23	343	239	3,757	573	9,196
Shares repurchased	(436)	(6,582)	(964)	(13,926)	(385)	(5,928)	(4,939)	(77,763)

Net Increase / (Decrease)	(169)	$(2,826)	48	$1,341	73	$1,278	(3,713)	$(57,914)

Class C
Sale of shares	35	$527	1,633	$23,964	60	$931	82	$1,303
Reinvestment of distributions	1	11	4	53	72	1,119	136	2,159
Shares repurchased	(456)	(6,625)	(559)	(8,347)	(109)	(1,686)	(285)	(4,536)

Net Increase / (Decrease)	(420)	$(6,087)	1,078	$15,670	23	$364	(67)	$(1,074)

Class I
Sale of shares	28	$414	259	$3,952	878	$13,535	5,510	$87,064
Reinvestment of distributions	3	53	6	95	575	9,023	739	11,872
Shares repurchased	(189)	(2,830)	(316)	(4,764)	(1,586)	(24,502)	(2,658)	(42,585)

Net Increase / (Decrease)	(158)	$(2,363)	(51)	$(717)	(133)	$(1,944)	3,591	$56,351

	Small-Cap Core Fund				Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015		Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	166	$4,072	602	$14,755	265	$4,476	563	$9,348
Reinvestment of distributions	162	3,940	260	6,316	77	1,361	483	8,023
Shares repurchased	(488)	(11,194)	(4,932)	(118,454)	(410)	(6,998)	(1,870)	(30,777)

Net Increase / (Decrease)	(160)	$(3,182)	(4,070)	$(97,383)	(68)	$(1,161)	(824)	$(13,406)

Class C
Sale of shares	149	$3,267	172	$3,806	151	$2,410	285	$4,550
Reinvestment of distributions	97	2,107	100	2,214	17	282	77	1,190
Shares repurchased	(189)	(4,090)	(325)	(7,140)	(75)	(1,172)	(236)	(3,673)

Net Increase / (Decrease)	57	$1,284	(53)	$(1,120)	93	$1,520	126	$2,067

Class I
Sale of shares	690	$17,550	5,315	$132,629	1,643	$28,671	1,481	$25,094
Reinvestment of distributions	541	13,656	563	14,278	28	513	113	1,902
Shares repurchased	(1,728)	(43,477)	(6,227)	(158,129)	(422)	(7,092)	(824)	(13,716)

Net Increase / (Decrease)	(497)	$(12,271)	(349)	$(11,222)	1,249	$22,092	770	$13,280

Class R6
Sale of Shares	5	$140	4	$100	—	$—	—	$—
Reinvestment of distributions	1	15	—	3	—	—	—	—
Shares repurchased	— (1)	— (2)	— (1)	— (2)	—	—	—	—

Net Increase / (Decrease)	6	$155	4	$103	—	$—	—	$—

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

	Strategic Growth Fund				Tactical Allocation Fund
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015		Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	371	$5,281	562	$7,544	338	$3,265	401	$3,958
Reinvestment of distributions	540	7,808	1,110	15,178	899	8,430	1,141	11,298
Shares repurchased	(1,648)	(23,307)	(3,340)	(44,320)	(1,262)	(11,942)	(2,461)	(24,297)

Net Increase / (Decrease)	(737)	$(10,218)	(1,668)	$(21,598)	(25)	$(247)	(919)	$(9,041)

Class B
Sale of shares	2	$17	— (1)	$2	— (1)	$— (2)	1	$11
Reinvestment of distributions	4	49	9	107	1	16	3	26
Shares repurchased	(38)	(449)	(78)	(872)	(8)	(80)	(23)	(229)

Net Increase / (Decrease)	(32)	$(383)	(69)	$(763)	(7)	$(64)	(19)	$(192)

Class C
Sale of shares	735	$8,789	522	$6,126	367	$3,654	438	$4,389
Reinvestment of distributions	24	284	24	275	40	381	23	229
Shares repurchased	(200)	(2,351)	(139)	(1,575)	(180)	(1,720)	(194)	(1,957)

Net Increase / (Decrease)	559	$6,722	407	$4,826	227	$2,315	267	$2,661

Class I
Sale of shares	78	$1,145	196	$2,703	—	$—	—	$—
Reinvestment of distributions	11	161	19	272	—	—	—	—
Shares repurchased	(142)	(1,991)	(61)	(829)	—	—	—	—

Net Increase / (Decrease)	(53)	$(685)	154	$2,146	—	$—	—	$—

(1)	Amount is less than 500.
(2)	Amount is less than $500.

Note	7. Borrowings

($ reported in thousands)

On July 2, 2015, the Funds and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Funds had no outstanding borrowings at any time during the period ended September 30, 2015.

Note	8. 10% Shareholders

At September 30, 2015, certain Funds had individual shareholder account(s), and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Mid-Cap Core Fund	42%	2
Quality Small-Cap Fund	40	2
Small-Cap Core Fund	40	2
Small-Cap Sustainable Growth Fund	14	2

Note	9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

Note	10. Federal Income Tax Information

($ reported in thousands)

At September 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Contrarian Value Fund	$262,621	$86,603	$(48,507)	$38,096
Growth & Income Fund - Investments (Including Purchased Options)	151,550	—	(6,898)	(6,898)
Growth & Income Fund - Written Options	(408)	148	(103)	45
Mid-Cap Core Fund	26,998	1,561	(1,984)	(423)
Mid-Cap Growth Fund	70,391	19,104	(7,104)	12,000
Quality Large-Cap Value Fund	56,300	13,401	(2,813)	10,588
Quality Small-Cap Fund	177,404	58,894	(9,426)	49,468
Small-Cap Core Fund	243,411	66,613	(26,022)	40,591
Small-Cap Sustainable Growth Fund	121,029	29,328	(10,348)	18,980
Strategic Growth Fund	289,640	152,190	(19,214)	132,976
Tactical Allocation Fund	158,885	17,284	(10,222)	7,062

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	Expiration Year
	2017	2018	2019	Total
Contrarian Value Fund	—	$24,969	$6,954	$31,923
Growth & Income Fund	$370	—	—	370
Quality Large-Cap Value Fund	9,406	8,384	—	17,790
Quality Small-Cap Fund	9,310	—	—	9,310
Small-Cap Core Fund	5,362	—	—	5,362
Small-Cap Sustainable Growth Fund	—	928	—	928

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. Growth & Income Fund’s, Quality Large-Cap Value Fund’s, Quality Small-Cap Fund’s, Small-Cap Core Fund’s, and Small-Cap Sustainable Growth Fund’s amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2015, the Funds did not hold any securities that were both illiquid and restricted.

Note	12. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

At September 30, 2015, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Contrarian Value Fund	Materials	31%
Contrarian Value Fund	Industrials	25%
Mid-Cap Core Fund	Industrials	27%
Mid-Cap Growth Fund	Information Technology	30%
Quality Small-Cap Fund	Information Technology	29%
Small-Cap Core Fund	Industrials	26%
Small-Cap Core Fund	Information Technology	25%
Small-Cap Sustainable Growth Fund	Information Technology	36%
Strategic Growth Fund	Information Technology	35%
Strategic Growth Fund	Consumer Discretionary	25%

Note	13. Regulatory Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-Squared Investments Inc., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Funds’ investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million.

Note	14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Virtus Contrarian Value Fund, Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund,

Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap Value Fund,

Virtus Quality Small-Cap Fund, Virtus Small-Cap Sustainable Growth Fund

and Virtus Strategic Growth Fund each a series of Virtus Equity Trust

Supplement dated September 1, 2015 to the Summary Prospectuses and the Virtus Equity Trust Statutory Prospectus, each dated July 29, 2015

IMPORTANT NOTICE TO INVESTORS

Virtus Growth & Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(b)	1.42%	2.17%	1.17%
Less: Expense Reimbursement(c)	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.25%	2.00%	1.00%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.25% for Class A Shares, 2.00% for Class C Shares and 1.00% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$695	$966	$1,275	$2,151
Class C	Sold	$303	$646	$1,133	$2,476
	Held	$203	$646	$1,133	$2,476
Class I	Sold or Held	$102	$337	$610	$1,389

Virtus Mid-Cap Core Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.41%	1.41%	1.41%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	2.47%	3.22%	2.22%
Less: Expense Reimbursement(c)	(1.12%)	(1.12%)	(1.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.35%	2.10%	1.10%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Contrarian Value Fund, Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund,

Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap Value Fund,

Virtus Quality Small-Cap Fund, Virtus Small-Cap Sustainable Growth Fund

and Virtus Strategic Growth Fund each a series of Virtus Equity Trust

Supplement dated September 1, 2015 to the Summary Prospectuses and the Virtus Equity Trust Statutory Prospectus, each dated July 29, 2015 (Continued)

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$705	$1,092	$1,618	$3,054
Class C	Sold	$313	$776	$1,483	$3,362
	Held	$213	$776	$1,483	$3,362
Class I	Sold or Held	$112	$472	$978	$2,373

Virtus Mid-Cap Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.46%	2.21%	2.21%	1.21%
Less: Expense Reimbursement(b)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.40%	2.15%	2.15%	1.15%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class B Shares, 2.15% for Class C Shares and 1.15% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$999	$1,316	$2,211
Class B	Sold	$618	$879	$1,173	$2,345
	Held	$218	$679	$1,173	$2,345
Class C	Sold	$318	$679	$1,173	$2,535
	Held	$218	$679	$1,173	$2,535
Class I	Sold or Held	$117	$372	$653	$1,455

Virtus Quality Large-Cap Value Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.42%	2.17%	1.17%
Less: Expense Reimbursement(b)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.35%	2.10%	1.10%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Contrarian Value Fund, Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund,

Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap Value Fund,

Virtus Quality Small-Cap Fund, Virtus Small-Cap Sustainable Growth Fund

and Virtus Strategic Growth Fund each a series of Virtus Equity Trust

Supplement dated September 1, 2015 to the Summary Prospectuses and the Virtus Equity Trust Statutory Prospectus, each dated July 29, 2015 (Continued)

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$705	$985	$1,294	$2,167
Class C	Sold	$313	$665	$1,151	$2,492
	Held	$213	$665	$1,151	$2,492
Class I	Sold or Held	$112	$357	$630	$1,408

Virtus Small-Cap Sustainable Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.42%	0.42%	0.42%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	1.58%	2.33%	1.33%
Less: Expense Reimbursement(c)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.50%	2.25%	1.25%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares and 1.25% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$719	$1,030	$1,371	$2,332
Class C	Sold	$328	$712	$1,230	$2,653
	Held	$228	$712	$1,230	$2,653
Class I	Sold or Held	$127	$405	$713	$1,587

All Funds

The section “More Information About Fund Expenses” on page 53 of the statutory prospectus is hereby revised by replacing the first table and the paragraph that precedes the table and the first paragraph that follows that table with the following:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) through July 31, 2017 of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Contrarian Value Fund(1)	1.48%	N/A	2.23%	1.23%	1.10%
Virtus Growth & Income Fund	1.25%	N/A	2.00%	1.00%	N/A
Virtus Mid-Cap Core Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Mid-Cap Growth Fund	1.40%	2.15%	2.15%	1.15%	N/A
Virtus Quality Large-Cap Value Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Quality Small-Cap Fund(1)	1.42%	N/A	2.17%	1.17%	N/A
Virtus Small-Cap Sustainable Growth Fund	1.50%	N/A	2.25%	1.25%	N/A
Virtus Strategic Growth Fund(1)	1.47%	2.22%	2.22%	1.22%	N/A

(1)	Fund expenses currently below the capped level.

Virtus Contrarian Value Fund, Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund,

Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap Value Fund,

Virtus Quality Small-Cap Fund, Virtus Small-Cap Sustainable Growth Fund

and Virtus Strategic Growth Fund each a series of Virtus Equity Trust

Supplement dated September 1, 2015 to the Summary Prospectuses and the Virtus Equity Trust Statutory Prospectus, each dated July 29, 2015 (Continued)

Following the contractual period, VIA may discontinue these arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8003/ NewExpCap&Waiver (09/15)

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8029	11-15

SEMIANNUAL REPORT

Virtus Balanced Fund

September 30, 2015

TRUST NAME: VIRTUS EQUITY TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Balanced Fund

(“Balanced Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semi-annual report that reviews the performance of your fund for the six months ended September 30, 2015.

During this period, global equity markets were challenged by falling oil prices, China’s economic slowdown, Greece’s debt crisis, and the growing likelihood of an interest rate hike by the Federal Reserve (the “Fed”). Volatility took its toll on major U.S. equity indices for the six months ended September 30, 2015. The large-cap S&P 500® Index and Dow Jones Industrial AverageSM declined 6.18% and 7.25%, respectively, while the technology-heavy NASDAQ Composite Index® lost 5.20%. By comparison, international equities were down even further, with emerging markets hit particularly hard.

Against this backdrop, U.S. Treasuries remained an attractive “safe haven” among global investors. The bellwether 10-year U.S. Treasury yield was 2.06% at September 30, 2015, not far from its 1.94% yield at March 31, 2015. Fixed income assets experienced slight losses in anticipation of the Fed’s stated intention to raise interest rates by the end of 2015. The Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 0.47% for the six months ended September 30, 2015, while non-investment grade bonds underperformed, with the Barclays U.S. Corporate High Yield Bond Index down 4.86% for the same period.

The strength of the global economy will likely remain a main concern for the markets in the months ahead. Actions by the Fed and other global central banks will be watched with great interest. Following the weak start to the year, the U.S. economy has exhibited growth over the last two quarters – including stronger jobs, housing, and consumer spending data – and gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty serves as a constant reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may provide a cushion against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at www.Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2015

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS BALANCED FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2015 TO SEPTEMBER 30, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS BALANCED FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2015 TO SEPTEMBER 30, 2015

Expense Table
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$925.30	1.12%	$5.39
Class B	1,000.00	922.60	1.87	8.99
Class C	1,000.00	922.50	1.87	8.99

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.33	1.12	5.67
Class B	1,000.00	1,015.53	1.87	9.47
Class C	1,000.00	1,015.53	1.87	9.47

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS BALANCED FUND

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (NYSE).

4

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Asset Allocations (Unaudited)

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2015.
Common Stocks		57%
Financials	12%
Consumer Discretionary	12
Healthcare	9
Industrials	7
All Other Sectors in Common Stocks	17
Corporate Bonds and Notes		21
Mortgage-Backed Securities		9
Other (includes short-term investments)		13

Total		100%

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.6%
U.S. Treasury Note 2.000%, 2/15/25	$8,555	$8,524
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $8,424)		8,524
MUNICIPAL BONDS—1.1%
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	617

Massachusetts—0.6%
Commonwealth of Massachusetts, Series C, Taxable 5.000%, 8/1/25	500	623

	PAR VALUE		VALUE

Massachusetts (continued)
Massachusetts Clean Water Trust (The) Taxable 5.000%, 2/1/45	$1,955		$2,212

			2,835

Texas—0.4%
University of Texas System (The) Series B, Taxable 5.000%, 8/15/25	1,770		2,207
TOTAL MUNICIPAL BONDS (Identified Cost $5,762)			5,659
FOREIGN GOVERNMENT SECURITIES—0.5%
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	600		606
Mongolia 144A 5.125%, 12/5/22(4)	410		338
Republic of Chile 5.500%, 8/5/20	257,000	CLP	382

See Notes to Financial Statements

5

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	$265		$223
Republic of El Salvador 144A 6.375%, 1/18/27(4)	490		432
United Mexican States 4.750%, 3/8/44	905	MXN	826
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $3,146)			2,807
MORTGAGE-BACKED SECURITIES—9.1%
Agency—3.3%
FHLMC
5.000%, 7/1/35	293		322
5.000%, 12/1/35	747		833
6.000%, 6/1/37	399		453
3.500%, 11/1/44	755		787
4.000%, 2/1/45	1,251		1,334
3.500%, 3/1/45	779		813
FNMA
6.000%, 5/1/17	8		8
4.000%, 7/1/19	9		10
6.000%, 12/1/32	61		70
6.000%, 11/1/34	550		624
5.500%, 4/1/36	8		10
5.500%, 9/1/36	284		320
6.500%, 5/1/37	450		516
6.000%, 9/1/37	18		20
5.000%, 3/1/38	256		288
5.500%, 4/1/38	200		227
5.500%, 6/1/38	347		393
6.000%, 8/1/38	154		177
5.000%, 9/1/39	324		364
5.500%, 9/1/39	1,550		1,733
4.500%, 9/1/40	653		725
3.500%, 8/1/42	1,007		1,054
3.500%, 12/1/42	880		921
3.000%, 3/1/43	779		791
3.000%, 5/1/43	457		465
3.000%, 8/1/45	373		379
3.500%, 8/1/45	526		550
3.500%, 8/1/45	1,156		1,208
Freddie Mac Gold Pool 3.000%, 5/1/45	2,217		2,244

			17,639

	PAR VALUE	VALUE

Non-Agency—5.8%
A-10 Securitization LLC
13-1, B 144A 4.120%, 11/15/25(4)	$590	$591
14-1, A1 144A 1.720%, 4/15/33(4)	339	339
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	615	627
15-SFR1, A 144A 3.467%, 4/17/52(4)	923	918
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 6.040%, 6/25/33(3)	410	397
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	480	499
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(4)	327	326
Banc of America Funding Trust
04-B, 2A1 2.568%, 11/20/34(3)	224	221
05-1, 1A1 5.500%, 2/25/35	359	363
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	232	235
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates 05-1 AF5A 5.211%, 7/25/35(3)	713	705
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.610%, 5/25/34(3)	657	654
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45	1,471	1,584

See Notes to Financial Statements

6

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Citigroup Commercial Mortgage Trust 07-C6, A4 5.900%, 12/10/49(3)	$650	$686
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.988%, 12/10/49(3)	830	880
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	695	715
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.422%, 8/10/44(3)(4)	555	593
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(3)	1,839	1,939
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	171	176
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	297	297
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PWR13, AM 5.582%, 9/11/41(3)	500	516
07- PW17, A4 5.694%, 6/11/50(3)	2,050	2,165
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	498	512
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	413	433

	PAR VALUE	VALUE

Non-Agency (continued)
06-LDP9, A3 5.336%, 5/15/47	$1,061	$1,096
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.545%, 9/25/34(3)	584	593
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	481	490
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	685	690
Morgan Stanley Capital I Trust
07-T27, A4 5.821%, 6/11/42(3)	1,259	1,339
08-T29, A4 6.461%, 1/11/43(3)	1,603	1,739
07-IQ14, A4 5.692%, 4/15/49(3)	900	939
07-IQ14, AM 5.865%, 4/15/49(3)	466	484
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	470	474
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	438	453
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	548	553
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(3)(4)	353	364
15-1, A1 144A 3.500%, 1/25/45(3)(4)	610	616
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	358	358
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	459	458
15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	641	640

See Notes to Financial Statements

7

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(3)(4)	$315	$348
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	1,550	1,604
15-LC20, B 3.719%, 4/15/50	460	447
WinWater Mortgage Loan Trust 14-1, A1 144A 3.992%, 6/20/44(3)(4)	330	341

		30,397
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $47,066)		48,036
ASSET-BACKED SECURITIES—2.0%
AmeriCredit Automobile Receivables Trust
12-3, C 2.420%, 5/8/18	1,035	1,041
14-1, D 2.540%, 6/8/20	705	710
Avis Budget Rental Car Funding LLC (AESOP) 11-3A, A 144A 3.410%, 11/20/17(4)	1,195	1,222
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	715	717
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	615	613
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(4)	633	643
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(4)	705	715

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	$331	$334
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	361	363
12-3, C 3.010%, 4/16/18	669	673
13-1, D 2.270%, 1/15/19	480	483
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	282	283
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(4)	141	143
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	487	486
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(4)	705	709
14-3A, A 144A 3.270%, 11/21/39(4)	532	539
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	215	215
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	521	541
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	108	109
TOTAL ASSET-BACKED SECURITIES (Identified Cost $10,489)		10,539
CORPORATE BONDS AND NOTES—21.3%
Consumer Discretionary—2.8%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	415	421

See Notes to Financial Statements

8

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Boyd Gaming Corp.
9.000%, 7/1/20	$225	$240
6.875%, 5/15/23	230	235
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(4)	335	321
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(6)	210	173
Caesars Growth Properties Holdings LLC (Caesars Growth Properties Finance, Inc.) 9.375%, 5/1/22	215	169
CCO Holdings LLC
5.250%, 3/15/21	235	232
144A 5.125%, 5/1/23(4)	235	217
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	230	229
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(4)	145	128
144A 5.125%, 12/15/21(4)	345	305
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	750	755
Columbus International, Inc. series B,144A 7.375%, 3/30/21(4)	200	208
Intelsat Jackson Holdings SA 5.500%, 8/1/23	420	348
International Game Technology plc 144A 6.250%, 2/15/22(4)	450	421
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	324	335
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	850	911
MDC Holdings, Inc. 5.500%, 1/15/24	540	548

	PAR VALUE	VALUE

Consumer Discretionary (continued)
Meritor, Inc. 6.750%, 6/15/21	$435	$439
MGM Resorts International 6.750%, 10/1/20	500	519
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	200	204
MPG Holdco I, Inc. 7.375%, 10/15/22	435	455
New York University 4.142%, 7/1/48	235	225
Numericable Group SA 144A 6.000%, 5/15/22(4)	245	237
Omega US Sub LLC 144A 8.750%, 7/15/23(4)	475	423
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	65	66
Penn National Gaming, Inc. 5.875%, 11/1/21	295	299
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	465	494
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	602
QVC, Inc. 4.375%, 3/15/23	600	583
Scientific Games International, Inc.
6.625%, 5/15/21	495	359
144A 7.000%, 1/1/22(4)	370	367
Signet UK Finance plc 4.700%, 6/15/24	630	636
Station Casinos LLC 7.500%, 3/1/21	525	549
Tempur Sealy International, Inc. 144A 5.625%, 10/15/23(4)	175	176
Toll Brothers Finance Corp.
4.000%, 12/31/18	115	118
6.750%, 11/1/19	580	661
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	465	458

See Notes to Financial Statements

9

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(4)	$200	$189
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	250	227
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	593

		15,075

Consumer Staples—0.4%
Flowers Foods, Inc. 4.375%, 4/1/22	600	635
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	175	172
Reynolds American, Inc. 3.250%, 11/1/22	610	607
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	35	35
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	475	477

		1,926

Energy—1.9%
Antero Resources Corp. 144A 5.625%, 6/1/23(4)	255	225
Blue Racer Midstream LLC (Blue Racer Finance Corp.) 144A 6.125%, 11/15/22(4)	130	124
CONSOL Energy, Inc. 5.875%, 4/15/22	315	213
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,298
5.875%, 1/15/24	480	434
6.500%, 2/1/42	635	583
FTS International, Inc. 6.250%, 5/1/22	185	58
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340	339

	PAR VALUE		VALUE

Energy (continued)
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	$1,155		$1,213
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	785		722
Newfield Exploration Co. 5.375%, 1/1/26	465		426
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	460		421
Parker Drilling Co. (The) 7.500%, 8/1/20	485		400
Regency Energy Partners LP
5.875%, 3/1/22	425		436
4.500%, 11/1/23	480		444
Rowan Cos., Inc. 4.875%, 6/1/22	555		414
Sabine Oil & Gas Corp. 7.250%, 6/15/19(6)	510		74
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425		397
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	650		639
Weatherford International Ltd. 4.500%, 4/15/22	540		437
Williams Cos., Inc. (The)
3.700%, 1/15/23	950		737
4.550%, 6/24/24	205		163

			10,197

Financials—8.7%
Air Lease Corp. 2.625%, 9/4/18	200		200
Akbank TAS 144A 7.500%, 2/5/18(4)	845	TRY	243
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	820		849
Ally Financial, Inc. 4.125%, 3/30/20	320		317

See Notes to Financial Statements

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Financials (continued)
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	$70	$71
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590	595
Ares Capital Corp. 3.875%, 1/15/20	295	304
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595	579
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(4)	530	574
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	730	752
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600	596
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490	473
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	925	920
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900	897
Bancolombia S.A. 5.125%, 9/11/22	580	548
Bank of America Corp.
5.750%, 8/15/16	1,155	1,196
5.625%, 7/1/20	715	806
4.200%, 8/26/24	475	474
Bank of Baroda 144A 4.875%, 7/23/19(4)	600	640
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555	600
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	161

	PAR VALUE	VALUE

Financials (continued)
Citigroup, Inc. 4.050%, 7/30/22	$600	$612
Citizens Financial Group, Inc. 144A 5.500%(3)(4)(7)	475	463
Compass Bank 3.875%, 4/10/25	705	657
Corporate Office Properties LP 3.600%, 5/15/23	610	573
Corrections Corp of America 5.000%, 10/15/22	945	952
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	395	405
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(4)	485	495
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	580
3.500%, 1/15/21	385	392
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	546
Digital Realty Trust LP 5.250%, 3/15/21	540	588
Discover Financial Services, Inc. 3.950%, 11/6/24	570	562
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	485	474
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	597
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	475	469
Excel Trust LP 4.625%, 5/15/24	255	252

See Notes to Financial Statements

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Financials (continued)
First Cash Financial Services, Inc. 6.750%, 4/1/21	$285	$286
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535	602
FS Investment Corp.
4.250%, 1/15/20	525	534
4.750%, 5/15/22	160	158
General Motors Financial Co., Inc.
4.750%, 8/15/17	545	566
3.450%, 4/10/22	85	82
Genworth Holdings, Inc. 4.900%, 8/15/23	575	450
GLP Capital LP (GLP Financing II, Inc.) 5.375%, 11/1/23	15	15
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	684
5.750%, 1/24/22	875	1,005
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	375	365
4.000%, 6/1/25	625	625
Highwoods Realty LP 3.625%, 1/15/23	595	598
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(7)(8)	680	707
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	45	45
5.875%, 2/1/22	450	453
ING Groep NV 6.000%(3)(7)(8)	445	439
Intesa San Paolo S.p.A 3.125%, 1/15/16	480	483
iStar Financial, Inc. 5.000%, 7/1/19	270	258
Jefferies Group LLC 6.875%, 4/15/21	260	292

	PAR VALUE	VALUE

Financials (continued)
JPMorgan Chase & Co.
6.125%, 6/27/17	$1,225	$1,317
Series Z, 5.300%, 12/29/49(3)(7)(8)	110	108
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	377
Kilroy Realty LP 4.375%, 10/1/25	550	555
Korea Finance Corp. 4.625%, 11/16/21	430	477
Leucadia National Corp. 5.500%, 10/18/23	460	463
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	610
Lincoln National Corp. 4.200%, 3/15/22	915	951
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	38
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	557
McGraw Hill Financial, Inc. 144A 4.000%, 6/15/25(4)	570	568
Morgan Stanley
5.550%, 4/27/17	570	605
5.500%, 7/28/21	300	339
6.375%, 7/24/42	610	755
MPT Operating Partnership LP 5.500%, 5/1/24	275	281
Navient LLC 5.500%, 1/25/23	500	397
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	614
PKO Finance AB 144A 4.630%, 9/26/22(4)	575	593
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	349
5.625%, 6/15/43(3)(8)	1,150	1,187
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	475

See Notes to Financial Statements

12

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Select Income REIT 4.500%, 2/1/25	$590	$568
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	516
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	665	639
UBS AG 7.625%, 8/17/22	500	575
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	324
3.250%, 8/15/22	280	274
Voya Financial, Inc. 5.650%, 5/15/53(3)	870	881
Walter Investment Management Corp. 7.875%, 12/15/21	405	348
Wells Fargo & Co. Series M, 3.450%, 2/13/23	1,150	1,145
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	320	273

		46,218

Health Care—2.0%
AbbVie, Inc. 3.600%, 5/14/25	200	198
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	200	198
144A 5.625%, 2/15/23(4)	30	30
Actavis, Inc. 3.250%, 10/1/22	640	623
Alere, Inc. 144A 6.375%, 7/1/23(4)	170	173
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(4)(12)	105	105
Cardinal Health, Inc.
3.200%, 3/15/23	300	297
3.750%, 9/15/25	485	492

	PAR VALUE	VALUE

Health Care (continued)
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	$25	$22
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	365	315
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	485	477
Emdeon, Inc. 144A 6.000%, 2/15/21(4)	315	306
Endo Finance LLC (Endo Finco, Inc.) 144A 6.000%, 7/15/23(4)	330	328
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	485	524
Fresenius US Finance II, Inc. 144A 4.500%, 1/15/23(4)	100	100
HCA, Inc. 5.375%, 2/1/25	650	647
HealthSouth Corp.
144A 5.750%, 11/1/24(4)	50	50
144A 5.750%, 9/15/25(4)	345	336
Hill-Rom Holdings, Inc. 144A 5.750%, 9/1/23(4)	305	307
Hologic, Inc. 144A 5.250%, 7/15/22(4)	35	35
IASIS Healthcare LLC 8.375%, 5/15/19	240	247
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(4)	280	273
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest, 0.75% capitalization 144A 5/1/20(4)(11)	245	247
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(4)	190	184
144A 5.625%, 10/15/23(4)	480	439

See Notes to Financial Statements

13

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
144A 5.500%, 4/15/25(4)	$20	$18
Owens & Minor, Inc. 3.875%, 9/15/21	110	111
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	240	238
Select Medical Corp. 6.375%, 6/1/21	615	603
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(4)	165	164
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	478	476
Tenet Healthcare Corp.
144A 3.837%, 6/15/20(3)(4)	115	114
4.500%, 4/1/21	765	756
8.125%, 4/1/22	260	277
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(4)	420	428
144A 7.500%, 7/15/21(4)	60	62
144A 5.500%, 3/1/23(4)	155	147

		10,347

Industrials—1.5%
ADT Corp. (The) 6.250%, 10/15/21	705	731
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	465	407
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	197	202
Bombardier, Inc. 144A 4.750%, 4/15/19(4)	355	288
Carpenter Technology Corp. 4.450%, 3/1/23	560	549
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	797	858

	PAR VALUE	VALUE

Industrials (continued)
99-2, C2 AMBC 6.236%, 3/15/20	$408	$435
00-1, A1 8.048%, 11/1/20	662	746
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	632	667
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	325	294
Masco Corp.
5.950%, 3/15/22	535	584
4.450%, 4/1/25	190	192
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	534	556
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	225	220
TransDigm, Inc.
6.000%, 7/15/22	345	323
144A 6.500%, 5/15/25(4)	140	132
United Rentals North America, Inc. 5.500%, 7/15/25	480	451

		7,635

Information Technology—0.8%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	618
First Data Corp. 11.750%, 8/15/21	1,012	1,126
Flextronics International Ltd. 144A 4.750%, 6/15/25(4)	595	576
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(4)	160	160
144A 4.900%, 10/15/25(4)	160	159
KLA-Tencor Corp. 4.650%, 11/1/24	585	585

See Notes to Financial Statements

14

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Information Technology (continued)
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(4)	$210	$192
Verisk Analytics, Inc. 4.000%, 6/15/25	585	575

		3,991

Materials—1.2%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	810	834
ArcelorMittal 6.125%, 6/1/25	490	398
Berry Plastics Corp. 5.125%, 7/15/23	445	422
Braskem America Finance Co. RegS 7.125%, 7/22/41(5)	630	440
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	185
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	465	449
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	65	61
Hexion U.S. Finance Corp. 6.625%, 4/15/20	335	286
INEOS Group Holdings SA 144A 5.875%, 2/15/19(4)	250	233
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	831
Methanex Corp. 4.250%, 12/1/24	615	592
NewMarket Corp. 4.100%, 12/15/22	649	666
Owens-Brockway Glass Container, Inc. 144A 5.875%, 8/15/23(4)	30	30
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475	486

	PAR VALUE	VALUE

Materials (continued)
United States Steel Corp. 6.875%, 4/1/21	$345	$264

		6,177

Telecommunication Services—1.2%
AT&T, Inc. 3.875%, 8/15/21	1,185	1,231
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200	1,296
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	480	446
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240	239
Frontier Communications Corp.
6.250%, 9/15/21	315	264
144A 10.500%, 9/15/22(4)	70	68
Level 3 Financing, Inc. 7.000%, 6/1/20	685	711
Sprint Communications, Inc. 6.000%, 11/15/22	640	483
T-Mobile USA, Inc.
6.731%, 4/28/22	120	120
6.500%, 1/15/24	250	243
Telefonica Emisiones SAU 4.570%, 4/27/23	510	533
Windstream Corp. 7.750%, 10/15/20	720	615

		6,249

Utilities—0.8%
AmeriGas Partners LP 7.000%, 5/20/22	425	438
Calpine Corp. 5.375%, 1/15/23	372	349
Electricite de France SA 144A 5.250%(3)(4)(7)(8)	610	587
Enel SpA 144A 8.750%, 9/24/73(3)(4)(8)	245	282

See Notes to Financial Statements

15

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Utilities (continued)
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	$630	$644
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400	426
NRG Yield Operating LLC 5.375%, 8/15/24	180	159
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	643
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	275	251
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	455	404

		4,183
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $115,461)		111,998
CONVERTIBLE BOND—0.1%
General Electric Capital Corp. Series A 7.125%, 12/15/49(3)	500	578
TOTAL CONVERTIBLE BOND (Identified Cost $500)		578
LOAN AGREEMENTS—2.7%
Consumer Discretionary—0.7%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	229	224
Caesars Entertainment Operating Co., Inc. Tranche B-7, 11.500%, 1/28/18(6)	152	139
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	183	161

	PAR VALUE	VALUE

Consumer Discretionary (continued)
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	$175	$165
Cirque Du Soleil 5.000%, 7/8/22	123	123
El Dorado Resorts, Inc. 4.250%, 7/25/22	107	107
Key Safety Systems, Inc. 4.750%, 8/29/21	235	230
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	244	205
Life Time Fitness, Inc. 4.250%, 6/10/22	290	290
Marina District Finance Co., Inc. 6.500%, 8/15/18	248	250
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	463	464
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	66	66
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	248	249
Staples, Inc. First Lien, 0.000%, 4/23/21(9)	444	442
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	440	412
U.S. Farathane Corp. 6.750%, 12/23/21	237	238

		3,765

Consumer Staples—0.3%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	354	355
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	465	467
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	564	576

See Notes to Financial Statements

16

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS (continued)
Consumer Staples (continued)
Rite Aid Corp.
Tranche 1 5.750%, 8/21/20	$31	$31
Tranche 2, Second Lien, 4.875%, 6/21/21	340	341

		1,770

Energy—0.3%
Arch Coal, Inc. 6.250%, 5/16/18	494	282
Chelsea Petroleum I LLC 0.000%, 7/22/22(9)	286	284
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	356	295
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	268	180
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	231

		1,272

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	206	208

Health Care—0.4%
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	80	80
Amneal Pharmaceuticals LLC Tranche B, 5.750%, 11/1/19	172	172
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	241	242
Concentra, Inc. First Lien, Tranche B 5.250%, 6/1/22	26	26
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	240	241
MMM Holdings, Inc. 9.750%, 12/12/17(14)	114	87

	PAR VALUE	VALUE

Health Care (continued)
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(14)	$83	$63
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	227	226
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	398	395
Schumacher Group 0.000%, 7/31/22(9)	232	231
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	296	297
Second Lien, 8.500%, 11/3/21	190	192

		2,252

Industrials—0.2%
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	126	126
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	365	364
Navistar, Inc. 6.500%, 8/7/20	330	323
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	355	336

		1,149

Information Technology—0.5%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	255	252
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	245	243
Deltek, Inc.
First Lien 5.000%, 6/25/22	15	15
Second Lien 9.500%, 6/26/23	156	156

See Notes to Financial Statements

17

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS (continued)
Information Technology (continued)
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	$178	$177
First Data Corp.
2018 Term Loan 3.696%, 3/23/18	640	636
2022 Term Loan 3.946%, 7/8/22	108	108
Infinity Acquisition Ltd. 4.000%, 8/6/21	236	233
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	334	334
Riverbed Technologies, Inc. 6.000%, 4/25/22	210	210
SS&C Technologies, Inc.
Tranche B-1, 4.000%, 7/8/22	145	146
Tranche B-2, 4.000%, 7/8/22	23	23

		2,533

Materials—0.1%
CPI Acquisition, Inc. First Lien, 6.750%, 8/17/22	225	224
Houghton International, Inc. Holding Corp. Second Lien, 9.750%, 12/21/20	240	239
INEOS U.S. Finance LLC 2022 Dollar 4.250%, 3/31/22	15	14

		477

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	94	93
NRG Energy, Inc. 2.750%, 7/1/18	613	602

		695
TOTAL LOAN AGREEMENTS (Identified Cost $14,704)		14,121

	SHARES		VALUE

PREFERRED STOCKS—1.1%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(10)	$588

Financials—1.0%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	450	(10)	443
Citigroup, Inc. Series N, 5.800%(3)	460	(10)	453
General Electric Capital Corp. Series C, 5.25%(3)	600	(10)	617
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	345	(10)	344
JPMorgan Chase & Co. Series V, 5.000%(3)	535	(10)	520
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(10)	459
SunTrust Bank, Inc. 5.625%(3)(8)	140	(10)	140
Wells Fargo & Co. Series K, 7.980%(3)	730	(10)	771
XLIT Ltd. 6.50%(3)(7)	730	(10)	580
Zions Bancorp 6.950%	23,200		652

			4,979
TOTAL PREFERRED STOCKS (Identified Cost $5,730)			5,567
COMMON STOCKS—56.6%
Consumer Discretionary—11.9%
Bridgestone Corp. ADR	144,720		2,515
Cheesecake Factory, Inc. (The)	86,000		4,641
Ford Motor Co.	338,000		4,587
Fuji Heavy Industries Ltd. ADR	47,920		3,456
GameStop Corp. Class A	52,000		2,143
Goodyear Tire & Rubber Co. (The)	151,000		4,429
Lear Corp.	45,000		4,895
McDonald’s Corp.	48,000		4,729
Mohawk Industries, Inc.(2)	25,000		4,545

See Notes to Financial Statements

18

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
RELX plc	128,180	$2,229
Royal Caribbean Cruises Ltd.	50,000	4,454
Sony Corp. Sponsored ADR(2)	78,660	1,927
Target Corp.	61,000	4,798
Time Warner, Inc.	69,000	4,744
Toyota Motor Corp. Sponsored ADR	18,100	2,123
Whirlpool Corp.	27,000	3,976
WPP plc Sponsored ADR	22,600	2,351

		62,542

Consumer Staples—2.1%
Archer-Daniels-Midland Co. (The)	104,000	4,311
Marine Harvest ASA Sponsored ADR	179,550	2,268
PepsiCo, Inc.	49,000	4,620

		11,199

Energy—2.8%
Cameco Corp.	170,660	2,077
Hess Corp.	69,000	3,454
Schlumberger Ltd.	61,000	4,207
Valero Energy Corp.	80,000	4,808

		14,546

Financials—12.0%
Aegon NV American Registered Shares	313,460	1,802
Aviva plc Sponsored ADR	148,000	2,031
BB&T Corp.	125,000	4,450
BlackRock, Inc.	14,700	4,373
Blackstone Group LP (The)	138,000	4,370
Credit Agricole S.A. ADR	339,750	1,930
Goldman Sachs Group, Inc. (The)	23,900	4,153
ING Groep N.V. Sponsored ADR	199,670	2,821
Intesa Sanpaolo Sponsored ADR	151,400	3,220
JPMorgan Chase & Co.	72,000	4,390
Lincoln National Corp.	96,000	4,556
Mitsubishi Estate Co. Ltd. ADR	108,440	2,229

	SHARES	VALUE

Financials (continued)
ORIX Corp. Sponsored ADR	38,060	$2,471
Progressive Corp. (The)	163,000	4,994
Prudential Financial, Inc.	57,000	4,344
Societe Generale SA Sponsored ADR	232,400	2,078
UBS Group AG(2)	228,000	4,223
Wells Fargo & Co.	89,000	4,570

		63,005

Health Care—9.0%
Abbott Laboratories	99,000	3,982
Allergan plc	7,890	2,145
Becton, Dickinson & Co.	33,000	4,378
Biogen, Inc.(2)	15,600	4,552
Gilead Sciences, Inc.	44,000	4,320
HCA Holdings, Inc.(2)	55,000	4,255
Icon plc	25,590	1,816
Novartis AG Sponsored ADR	27,400	2,519
Shire plc ADR	14,050	2,883
St. Jude Medical, Inc.	71,000	4,479
Teva Pharmaceutical Industries Ltd. Sponsored ADR	25,020	1,413
UnitedHealth Group, Inc.	41,000	4,756
Valeant Pharmaceuticals International, Inc.(2)	32,770	5,846

		47,344

Industrials—7.4%
Alaska Air Group, Inc.	59,000	4,688
Boeing Co. (The)	34,000	4,452
CK Hutchison Holdings Ltd. ADR	184,259	2,397
Deere & Co.	53,000	3,922
FedEx Corp.	31,000	4,463
L-3 Communications Holdings, Inc.	34,000	3,554
Nidec Corp. ADR	119,240	2,066
Southwest Airlines Co.	122,000	4,641
United Parcel Service, Inc. Class B	46,000	4,540
USG Corp.(2)	160,500	4,273

		38,996

Information Technology—7.2%
Apple, Inc.	40,000	4,412
Avago Technologies Ltd.	15,350	1,919

See Notes to Financial Statements

19

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
EMC Corp.	185,000	$4,470
Facebook, Inc. Class A(2)	49,000	4,405
Google, Inc. Class A(2)	1,100	702
Google, Inc. Class C(2)	6,618	4,026
MasterCard, Inc. Class A	51,000	4,596
NXP Semiconductors NV	30,230	2,632
QUALCOMM, Inc.	78,000	4,191
SAP SE Sponsored ADR	30,130	1,952
Skyworks Solutions, Inc.	56,000	4,716

		38,021

Materials—1.1%
CF Industries Holdings, Inc.	88,500	3,973
Nitto Denko Corp. ADR	63,630	1,897

		5,870

Telecommunication Services—2.7%
KDDI Corp., ADR	212,050	2,383
Nippon Telegraph & Telephone Corp. ADR	103,680	3,661
Spark New Zealand Ltd.	176,320	1,679
Verizon Communications, Inc.	107,000	4,656
Vodafone Group plc Sponsored ADR	59,550	1,890

		14,269

Utilities—0.4%
Veolia Environnement SA	77,490	1,755
TOTAL COMMON STOCKS (Identified Cost $261,026)		297,547
EXCHANGE-TRADED FUND—0.7%
Market Vectors Gold Miners	272,000	3,737
TOTAL EXCHANGE-TRADED FUND (Identified Cost $3,906)		3,737
AFFILIATED MUTUAL FUND—0.7%
Virtus Credit Opportunities Fund	354,270	3,461
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,542)		3,461
TOTAL LONG TERM INVESTMENTS—97.5%
(Identified Cost $479,756)		512,574	(13)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—2.2%
Money Market Mutual Fund—2.2%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.170%)	11,587,967	$11,588
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,588)		11,588
TOTAL INVESTMENTS—99.7% (Identified Cost $491,344)		524,162	(1)
Other assets and liabilities, net—0.3%		1,495

NET ASSETS—100.0%		$525,657

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

CLP	Chilean Peso
MXN	Mexican Peso
TRY	Turkish Lira

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2015.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $54,741 or 10.4% of net assets.

See Notes to Financial Statements

20

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Security in default.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	This loan will settle after September 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	92.1% of the income received was in cash and 7.9% is PIK.
(12)	100% of the income received was in cash.
(13)	All or a portion of the portfolio is segregated as collateral for a delayed delivery security.
(14)	Illiquid security.

Country Weightings†
United States	78%
Japan	3
United Kingdom	3
Canada	2
Netherlands	2
France	1
Switzerland	1
Other	10
Total	100%

†	% of total investments as of September 30, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$10,539	$—	$10,539
Convertible Bond	578	—	578
Corporate Bonds and Notes	111,998	—	111,998
Foreign Government Securities	2,807	—	2,807
Loan Agreements	14,121	—	14,121
Mortgage-Backed Securities	48,036	—	48,036
Municipal Bonds	5,659	—	5,659
U.S. Government Securities	8,524	—	8,524
Equity Securities:
Common Stocks	297,547	297,547	—
Exchange-Traded Fund	3,737	3,737	—
Preferred Stocks	5,567	—	5,567
Affiliated Mutual Fund	3,461	3,461	—
Short-Term Investments	11,588	11,588	—

Total Investments	$524,162	$316,333	$207,829

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $652 were transferred from Level 1 to Level 2 since an exchange price was no longer available. (See Note 2A in the Notes to Financial Statements for more information).

See Notes to Financial Statements

21

VIRTUS BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in unaffiliated securities at value(1)	$520,701
Investment in affiliated funds at value(2)	3,461
Cash	102
Receivables
Investment securities sold	3,174
Fund shares sold	269
Dividends and interest receivable	2,250
Tax reclaims	11
Prepaid trustee retainer	5
Prepaid expenses	34

Total assets	530,007

Liabilities
Payables
Fund shares repurchased	234
Investment securities purchased	3,507
Investment advisory fees	241
Distribution and service fees	138
Administration fees	54
Transfer agent fees and expenses	103
Trustees’ fees and expenses	1
Professional fees	23
Other accrued expenses	49

Total liabilities	4,350

Net Assets	$525,657

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$488,563
Accumulated undistributed net investment income (loss)	715
Accumulated undistributed net realized gain (loss)	3,565
Net unrealized appreciation (depreciation) on investments	32,814

Net Assets	$525,657

Class A
Net asset value (net assets/shares outstanding) per share	$13.54
Maximum offering price per share NAV/(1–5.75%)	$14.37
Shares of beneficial interest outstanding, no par value, unlimited authorization	35,574,365
Net Assets	$481,771
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$13.48
Shares of beneficial interest outstanding, no par value, unlimited authorization	47,707
Net Assets	$643
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$13.44
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,218,396
Net Assets	$43,243

(1) Investment in unaffiliated securities at cost	$487,802

(2) Investment in affiliated funds at cost	$3,542

See Notes to Financial Statements

22

VIRTUS BALANCED FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$4,735
Dividends from affiliated funds	17
Interest	5,001
Security lending	6
Foreign taxes withheld	(115)

Total investment income	9,644

Expenses
Investment advisory fees	1,583
Service fees, Class A	659
Distribution and service fees, Class B	4
Distribution and service fees, Class C	239
Administration fees	360
Transfer agent fees and expenses	375
Registration fees	25
Printing fees and expenses	33
Custodian fees	82
Professional fees	21
Trustees’ fees and expenses	13
Miscellaneous expenses	17

Total expenses	3,411
Less expenses reimbursed and/or waived by investment adviser	(6)

Total expenses	3,405

Net investment income (loss)	6,239

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	4,239
Net realized gain (loss) on foreign currency transactions	— (1)
Net change in unrealized appreciation (depreciation) on investments	(53,095)
Net change in unrealized appreciation (depreciation) on affiliated investments	(81)
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)

Net gain (loss) on investments	(48,937)

Net increase (decrease) in net assets resulting from operations	$(42,698)

(1)	Amount is less than $500.

See Notes to Financial Statements

23

VIRTUS BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$6,239	$11,010
Net realized gain (loss)	4,239	27,439
Net change in unrealized appreciation (depreciation)	(53,176)	(14,597)

Increase (decrease) in net assets resulting from operations	(42,698)	23,852

From Distributions to Shareholders
Net investment income, Class A	(4,555)	(10,535)
Net investment income, Class B	(3)	(11)
Net investment income, Class C	(239)	(503)
Net realized short-term gains, Class A	—	(5,009)
Net realized short-term gains, Class B	—	(10)
Net realized short-term gains, Class C	—	(372)
Net realized long-term gains, Class A	(14,687)	(19,707)
Net realized long-term gains, Class B	(21)	(37)
Net realized long-term gains, Class C	(1,360)	(1,518)

Decrease in net assets from distributions to shareholders	(20,865)	(37,702)

From Share Transactions
Sale of shares
Class A (515 and 754 shares, respectively)	7,619	11,505
Class B (—(1) and 2 shares, respectively)	2	24
Class C (299 and 589 shares, respectively)	4,470	8,873

Reinvestment of distributions
Class A (1,217 and 2,132 shares, respectively)	17,945	32,658
Class B (2 and 4 shares, respectively)	24	56
Class C (97 and 138 shares, respectively)	1,429	2,096

Shares repurchased
Class A (1,854 and 3,932 shares, respectively)	(27,489)	(60,269)
Class B (10 and 32 shares, respectively)	(152)	(481)
Class C (309 and 302 shares, respectively)	(4,425)	(4,584)

Increase (decrease) in net assets from share transactions	(577)	(10,122)

Net increase (decrease) in net assets	(64,140)	(23,972)

Net Assets
Beginning of period	589,797	613,769

End of period	$525,657	$589,797

Accumulated undistributed net investment income (loss) at end of period	$715	$(727)

(1)	Amount is less than 500 shares.

See Notes to Financial Statements

24

VIRTUS BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
4/1/15 to 9/30/15(6)	$15.18	0.17	(1.26)	(1.09)	(0.13)	(0.42)	(0.55)	(1.64)	$13.54	(7.47	)%(5)	$481,771	1.12	%(4)	1.12	%(4)	2.23	%(4)	37	%(5)
4/1/14 to 3/31/15	15.54	0.29	0.33	0.62	(0.30)	(0.68)	(0.98)	(0.36)	15.18	4.08		541,818	1.10		—		1.89		62
4/1/13 to 3/31/14	15.35	0.30	1.65	1.95	(0.29)	(1.47)	(1.76)	0.19	15.54	13.79		570,784	1.10		—		1.97		57
4/1/12 to 3/31/13	14.58	0.20	0.78	0.98	(0.21)	—	(0.21)	0.77	15.35	6.77		559,955	1.10		—		1.39		121
4/1/11 to 3/31/12	14.00	0.22	0.58	0.80	(0.22)	—	(0.22)	0.58	14.58	5.83		572,561	1.11		—		1.57		109
4/1/10 to 3/31/11	12.54	0.21	1.47	1.68	(0.22)	—	(0.22)	1.46	14.00	13.59		604,808	1.15		—		1.67		118
Class B
4/1/15 to 9/30/15(6)	$15.10	0.11	(1.24)	(1.13)	(0.07)	(0.42)	(0.49)	(1.62)	$13.48	(7.74	)%(5)	$643	1.87	%(4)	1.87	%(4)	1.49	%(4)	37	%(5)
4/1/14 to 3/31/15	15.46	0.18	0.32	0.50	(0.18)	(0.68)	(0.86)	(0.36)	15.10	3.29		848	1.85		—		1.18		62
4/1/13 to 3/31/14	15.28	0.18	1.64	1.82	(0.17)	(1.47)	(1.64)	0.18	15.46	12.89		1,272	1.85		—		1.22		57
4/1/12 to 3/31/13	14.51	0.09	0.78	0.87	(0.10)	—	(0.10)	0.77	15.28	5.99		1,822	1.86		—		0.62		121
4/1/11 to 3/31/12	13.93	0.11	0.58	0.69	(0.11)	—	(0.11)	0.58	14.51	5.06		2,387	1.86		—		0.83		109
4/1/10 to 3/31/11	12.48	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.93	12.75		3,437	1.90		—		0.94		118
Class C
4/1/15 to 9/30/15(6)	$15.06	0.11	(1.24)	(1.13)	(0.07)	(0.42)	(0.49)	(1.62)	$13.44	(7.75	)%(5)	$43,243	1.87	%(4)	1.87	%(4)	1.49	%(4)	37	%(5)
4/1/14 to 3/31/15	15.43	0.17	0.33	0.50	(0.19)	(0.68)	(0.87)	(0.37)	15.06	3.29		47,131	1.85		—		1.12		62
4/1/13 to 3/31/14	15.26	0.18	1.63	1.81	(0.17)	(1.47)	(1.64)	0.17	15.43	12.89		41,713	1.85		—		1.22		57
4/1/12 to 3/31/13	14.50	0.09	0.77	0.86	(0.10)	—	(0.10)	0.76	15.26	5.95		40,937	1.85		—		0.64		121
4/1/11 to 3/31/12	13.92	0.11	0.58	0.69	(0.11)	—	(0.11)	0.58	14.50	5.07		40,792	1.86		—		0.82		109
4/1/10 to 3/31/11	12.47	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.92	12.76		44,083	1.90		—		0.92		118

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in total return calculation.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(4)	Annualized.
(5)	Not annualized.
(6)	Unaudited.

See Notes to Financial Statements

25

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (Unaudited)

Note 1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which the Virtus Balanced Fund (the “Fund”) is reported in this semiannual report. The Fund has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the Fund will achieve its objectives.

The Fund offers Class A shares and Class C shares. Class B shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. For information regarding Qualifying Transactions, refer to the Fund’s prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) and has exclusive voting rights with respect to such plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each Class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and

26

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade

27

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

28

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the

29

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2015, all loan agreements held by the Fund are assignment loans.

H.	When-issued and delayed delivery transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Securities Lending

($ reported in thousands)

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2015, the Fund did not have any securities on loan.

30

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the annual rate: 0.55% of the Fund’s first $1 billion of average daily net assets; 0.50% of the Fund’s $1+ billion through $2 billion of average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $2 billion.

During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $6. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B.	Subadvisers

The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.

Newfleet Asset Management, LLC, an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. Euclid Advisors LLC, an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund’s equity portfolio.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the period ended September 30, 2015, it retained net commissions of $10 for Class A shares and deferred sales charges of $—(1) and $(2) for Class B shares and Class C shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; and Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	Amount is less than $500.

31

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended September 30, 2015, the Fund incurred administration fees totaling $278 which are included in the Statement of Operations.

For the period ended September 30, 2015, the Fund incurred transfer agent fees totaling $233 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Investments in Affiliates

A summary of total long-term and short-term purchases and sales of the affiliated fund Virtus Credit Opportunities Fund during the period ended September 30, 2015 is as follows:

Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
$—	$3,542	$—	$3,461	$17	$—

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2015, were as follows:

Purchases	Sales
$189,523	$209,480

Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2015, were as follows:

Purchases	Sales
$19,631	$17,510

Note 5. Borrowings

($ reported in thousands)

On July 2, 2015, the Fund and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended September 30, 2015.

32

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At September 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$492,406	$54,490	$(22,734)	$31,756

Note 9. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity; the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

33

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2015, the Fund did not hold any securities that were both illiquid and restricted.

Note 10. Regulatory Matters and Litigation

From time to time, the Fund’s investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled — In the Matter of F-Squared Investments Inc., the SEC staff informed the Fund’s investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Fund’s investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

34

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8027	11-15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Virtus Equity Trust

By (Signature and Title)*      /s/ George R. Aylward

                                                George R. Aylward, President

                                                (principal executive officer)

Date    12/4/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ George R. Aylward

                                                George R. Aylward, President

                                                (principal executive officer)

Date    12/4/2015

By (Signature and Title)*      /s/ W. Patrick Bradley

                                                W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and

                                                Treasurer

                                                (principal financial officer)

Date    12/4/2015

* Print the name and title of each signing officer under his or her signature.